UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)                     (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: March 1, 2011- May 31,2011

Item 1.	Schedule of Investments.

Schwab Investments
Schwab YieldPlus Fund®

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

66.2%		U.S. Government and Government Agencies	93,239,422	93,408,736
24.3%		Corporate Bonds	34,180,513	34,231,294
0.2%		Preferred Stock	255,131	255,092
0.9%		Other Investment Company	1,309,358	1,309,358
8.5%		Short-Term Investments	11,999,542	11,999,542

100.1%		Total Investments	140,983,966	141,204,022
(0	.1)%	Other Assets and Liabilities, Net		(73,174)

100.0%		Net Assets		141,130,848

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Government and Government Agencies 66.2% of net assets

U.S. Government Agency Guaranteed 3.6%
Regions Bank, (FDIC Insured)
3.25%, 12/09/11 (d)	5,000,000	5,081,765

U.S. Government Agency Securities 14.2%
Fannie Mae
1.00%, 11/23/11	10,000,000	10,042,990
0.88%, 01/12/12	10,000,000	10,038,970

		20,081,960

U.S. Treasury Obligations 48.4%
U.S. Treasury Notes
1.13%, 06/30/11	17,000,000	17,015,946
4.88%, 07/31/11	6,000,000	6,048,516
1.00%, 08/31/11	10,000,000	10,023,830
1.00%, 09/30/11	6,000,000	6,018,516
1.00%, 10/31/11	10,000,000	10,037,890
1.00%, 12/31/11	9,000,000	9,046,053
0.88%, 02/29/12	10,000,000	10,054,260

		68,245,011

Total U.S. Government and Government Agencies
(Cost $93,239,422)		93,408,736

Corporate Bonds 24.3% of net assets

Finance 11.6%

Banking 5.8%
American Express Co.
5.25%, 09/12/11	600,000	607,874
Australia & New Zealand Banking Group Ltd.
0.57%, 07/21/11, 10/21/11 (a)(c)	750,000	750,778
Bank of America Corp.
1.69%, 07/29/11, 01/30/14 (a)	500,000	505,261
Capital One Financial Corp.
5.70%, 09/15/11	1,000,000	1,014,617
Commonwealth Bank of Australia
1.04%, 06/17/11, 03/17/14 (a)(c)	500,000	502,352
Deutsche Bank AG
0.57%, 07/19/11, 01/19/12 (a)	500,000	500,687
Goldman Sachs Group, Inc.
0.69%, 07/07/11, 10/07/11 (a)	500,000	500,608
HSBC Bank PLC
0.68%, 07/18/11, 01/18/13 (a)(c)	1,000,000	1,001,195
ING Bank N.V.
1.36%, 06/15/11, 03/15/13 (a)	500,000	502,126
JPMorgan Chase & Co.
1.02%, 06/15/11, 05/02/14 (a)	500,000	500,878
Morgan Stanley
1.87%, 07/25/11, 01/24/14 (a)	500,000	505,599
Svenska Handelsbanken AB
1.31%, 06/14/11, 09/14/12 (a)(c)	500,000	504,983
Westpac Banking Corp.
0.57%, 07/21/11, 10/21/11 (a)(c)	750,000	750,976

		8,147,934

Finance Company 2.9%
Abbey National Treasury Services
1.57%, 07/25/11, 04/25/13 (a)	1,000,000	1,000,029
American Express Credit Corp.
0.36%, 06/16/11 (a)	1,500,000	1,499,992
HSBC Finance Corp.
5.70%, 06/01/11	1,090,000	1,090,000
International Lease Finance Corp.
5.75%, 06/15/11	500,000	500,125

		4,090,146

Insurance 2.9%
Aetna, Inc.
5.75%, 06/15/11 (b)	1,000,000	1,001,829
Coventry Health Care, Inc.
5.88%, 01/15/12	1,000,000	1,027,607
MassMutual Global Funding II
0.66%, 07/14/11, 01/14/14 (a)(c)	1,000,000	1,001,067
MetLife Institutional Funding II
0.69%, 07/12/11, 07/12/12 (a)(c)	1,000,000	1,003,149

		4,033,652

		16,271,732

 1

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Industrial 9.5%

Basic Industry 0.4%
EI du Pont de Nemours & Co.
0.73%, 06/25/11, 03/25/14 (a)	500,000	502,109

Capital Goods 0.7%
BAE Systems Holdings, Inc.
6.40%, 12/15/11 (b)(c)	1,000,000	1,031,573

Communications 2.7%
Dish DBS Corp.
6.38%, 10/01/11 (b)	300,000	304,875
Qwest Corp.
8.88%, 03/15/12 (a)(b)	941,000	993,931
Telefonica Emisiones SAU
0.60%, 08/04/11, 02/04/13 (a)(b)	1,000,000	992,929
Verizon Communications, Inc.
0.92%, 06/28/11, 03/28/14 (a)	500,000	504,634
Vodafone Group PLC
0.65%, 06/15/11 (a)	1,000,000	1,000,146

		3,796,515

Consumer Cyclical 1.1%
Daimler Finance North America L.L.C.
7.30%, 01/15/12	1,000,000	1,040,970
PACCAR Financial Corp.
0.66%, 06/06/11, 04/05/13 (a)	500,000	503,119

		1,544,089

Consumer Non-Cyclical 3.7%
Anheuser-Busch Co., Inc.
7.50%, 03/15/12 (b)	1,149,000	1,209,726
Anheuser-Busch InBev Worldwide, Inc.
0.82%, 07/27/11, 01/27/14 (a)	500,000	502,533
General Mills, Inc.
0.61%, 08/16/11, 05/16/14 (a)	1,000,000	1,002,600
Heinz (H.J.) Finance Co.
6.63%, 07/15/11 (b)	1,000,000	1,007,241
Reynolds American, Inc.
1.01%, 06/15/11 (a)(b)	1,000,000	1,000,200
Sanofi-Aventis S.A.
0.51%, 06/28/11, 03/28/13 (a)	500,000	501,108

		5,223,408

Technology 0.5%
Xerox Corp.
1.08%, 08/16/11, 05/16/14 (a)	750,000	753,722

Transportation 0.4%
American Airlines Pass Through Trust 2001-02
7.86%, 04/01/13 (b)(e)	575,000	586,500

		13,437,916

Utilities 3.2%

Electric 2.8%
Columbus Southern Power Co.
0.71%, 06/16/11, 03/16/12 (a)	500,000	501,226
Consolidated Natural Gas Co.
6.25%, 11/01/11 (b)	750,000	767,542
DTE Energy Co.
0.96%, 09/06/11, 06/03/13 (a)	1,000,000	999,620
Nevada Power Co.
8.25%, 06/01/11 (b)	1,000,000	1,000,000
Southern Co.
0.67%, 07/21/11, 10/21/11 (a)	750,000	751,321

		4,019,709

Natural Gas 0.4%
Sempra Energy
1.07%, 06/15/11, 03/15/14 (a)	500,000	501,937

		4,521,646

Total Corporate Bonds
(Cost $34,180,513)		34,231,294

	Number	Value
Security	of Shares	($)

Preferred Stock 0.2% of net assets

Alabama Power Co. (b)	4,028	100,579
BRE Properties, Inc. (b)	6,100	154,513

Total Preferred Stock
(Cost $255,131)		255,092

Other Investment Company 0.9% of net assets

Money Fund 0.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,309,358	1,309,358

Total Other Investment Company
(Cost $1,309,358)		1,309,358

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 8.5% of net assets

Commercial Paper & Other Obligations 2.8%
Abbey National NA LLC
0.19%, 06/09/11 (f)	2,000,000	1,999,916
Atlantis One Funding Corp.
0.16%, 07/11/11 (f)	2,000,000	1,999,644

		3,999,560

U.S. Treasury Obligation 5.7%
U.S. Treasury Bill
0.01%, 06/09/11 (f)	8,000,000	7,999,982

Total Short-Term Investments
(Cost $11,999,542)		11,999,542

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $140,983,966, and the unrealized appreciation and depreciation were $231,229 and ($11,173), respectively, with a net unrealized appreciation of $220,056.

2

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,546,073 or 4.6% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	The rate shown is the purchase yield.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$93,408,736	$—	$93,408,736
Corporate Bonds(a)	—	33,644,794	—	33,644,794
Transportation	—	—	586,500	586,500
Preferred Stock	255,092	—	—	255,092
Other Investment Company(a)	1,309,358	—	—	1,309,358
Short-Term Investments(a)	—	11,999,542	—	11,999,542

Total	$1,564,450	$139,053,072	$586,500	$141,204,022

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2011

Corporate Bonds
Industrial	$757,500	($2,587)	($16,892)	$10,254	($161,775)	$—	$—	$586,500

Total	$757,500	($2,587)	($16,892)	$10,254	($161,775)	$—	$—	$586,500

REG46015MAY11 - 00

4

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

67.4%	U.S. Government and Government Agencies	176,541,271	179,557,896
7.4%	Foreign Securities	19,403,193	19,816,936
22.1%	Corporate Bonds	57,170,339	58,696,197
0.2%	Municipal Bonds	486,723	500,031
2.2%	Other Investment Company	5,935,671	5,935,671

99.3%	Total Investments	259,537,197	264,506,731
0.7%	Other Assets and Liabilities, Net		1,753,487

100.0%	Net Assets		266,260,218

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Government and Government Agencies 67.4% of net assets

U.S. Government Agency Guaranteed 1.1%
Citigroup Funding, Inc., (FDIC Insured)
1.88%, 10/22/12 (d)	2,000,000	2,043,420
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (d)(g)	1,000,000	1,030,435

		3,073,855

U.S. Government Agency Securities 13.0%
Fannie Mae
0.38%, 12/28/12	3,000,000	3,002,319
1.50%, 06/26/13	1,500,000	1,530,933
1.00%, 09/23/13	2,500,000	2,518,400
2.75%, 02/05/14	1,250,000	1,314,805
1.63%, 02/25/14 (b)	1,500,000	1,504,711
2.63%, 11/20/14	1,000,000	1,051,587
1.55%, 10/27/15 (b)	1,000,000	998,430
1.60%, 11/23/15 (b)	1,000,000	995,457
2.38%, 04/11/16	1,500,000	1,535,614
Federal Farm Credit Bank
4.50%, 10/17/12	1,000,000	1,057,360
Federal Home Loan Bank
3.38%, 02/27/13	500,000	525,667
1.88%, 06/21/13	2,000,000	2,056,300
1.25%, 08/16/13 (b)	1,000,000	1,001,875
3.63%, 10/18/13	1,500,000	1,603,293
5.50%, 08/13/14	3,000,000	3,432,207
Freddie Mac
1.13%, 07/27/12	2,000,000	2,018,632
0.63%, 12/28/12	2,500,000	2,510,105
3.75%, 06/28/13	1,000,000	1,068,072
1.35%, 08/23/13 (b)	750,000	751,614
1.40%, 11/18/13 (b)	500,000	501,064
1.38%, 02/03/14 (b)	1,500,000	1,502,420
3.00%, 07/28/14	1,500,000	1,590,985
2.50%, 05/27/16	500,000	515,874

		34,587,724

U.S. Treasury Obligations 53.3%
U.S. Treasury Notes
1.50%, 07/15/12	1,750,000	1,775,156
4.63%, 07/31/12	2,500,000	2,627,735
4.38%, 08/15/12	1,000,000	1,049,805
0.38%, 08/31/12	5,000,000	5,007,815
4.13%, 08/31/12	1,000,000	1,048,477
1.38%, 09/15/12	6,300,000	6,390,317
0.38%, 09/30/12	2,000,000	2,003,048
4.25%, 09/30/12	1,000,000	1,053,164
1.38%, 10/15/12	3,800,000	3,857,000
0.38%, 10/31/12	1,000,000	1,001,250
3.88%, 10/31/12	1,000,000	1,051,016
1.38%, 11/15/12	2,000,000	2,031,250
0.50%, 11/30/12	1,500,000	1,504,570
3.38%, 11/30/12	1,000,000	1,046,055
0.63%, 12/31/12	1,000,000	1,004,649
3.63%, 12/31/12	1,000,000	1,052,227
1.38%, 01/15/13	2,100,000	2,134,946
0.63%, 01/31/13	2,300,000	2,310,332
1.38%, 02/15/13	2,500,000	2,542,775
0.63%, 02/28/13	3,000,000	3,012,774
2.75%, 02/28/13	1,500,000	1,562,754
0.75%, 03/31/13	2,000,000	2,012,654
1.75%, 04/15/13	1,000,000	1,024,846
3.13%, 04/30/13	1,200,000	1,262,437
1.38%, 05/15/13	2,000,000	2,036,334
0.50%, 05/31/13	2,000,000	2,001,720
3.50%, 05/31/13	2,500,000	2,652,930
3.38%, 06/30/13	1,000,000	1,060,391
1.00%, 07/15/13	2,650,000	2,678,374
3.38%, 07/31/13	1,000,000	1,062,422
0.75%, 08/15/13	3,000,000	3,015,939
4.25%, 08/15/13	2,000,000	2,164,688
3.13%, 08/31/13	1,000,000	1,058,047
3.13%, 09/30/13	2,000,000	2,119,688
2.00%, 11/30/13	2,000,000	2,068,282
0.75%, 12/15/13	500,000	501,641
1.50%, 12/31/13	2,000,000	2,044,062
4.00%, 02/15/14	1,000,000	1,089,531
1.25%, 03/15/14	2,250,000	2,284,101
1.75%, 03/31/14	2,000,000	2,057,812
1.25%, 04/15/14	150,000	152,180
1.88%, 04/30/14	1,000,000	1,032,344
1.00%, 05/15/14	200,000	201,343
2.25%, 05/31/14	5,000,000	5,217,580

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
2.63%, 06/30/14	1,250,000	1,318,847
2.63%, 07/31/14	2,810,000	2,965,649
2.38%, 08/31/14	2,475,000	2,592,369
2.38%, 09/30/14	7,600,000	7,962,186
2.25%, 01/31/15	5,425,000	5,654,293
2.38%, 02/28/15	3,125,000	3,270,019
2.50%, 04/30/15	3,600,000	3,781,688
2.13%, 05/31/15	2,500,000	2,587,890
1.88%, 06/30/15	2,350,000	2,407,648
1.75%, 07/31/15	1,500,000	1,527,430
1.25%, 10/31/15	10,000,000	9,925,780
1.38%, 11/30/15	1,000,000	996,406
2.13%, 12/31/15	750,000	771,035
2.00%, 01/31/16	335,000	342,093
2.13%, 02/29/16	1,000,000	1,025,547
2.63%, 02/29/16	750,000	786,446
2.25%, 03/31/16	1,000,000	1,030,156
2.38%, 03/31/16	1,500,000	1,553,671
2.00%, 04/30/16	1,000,000	1,016,636
1.75%, 05/31/16	4,500,000	4,514,067

		141,896,317

Total U.S. Government and Government Agencies
(Cost $176,541,271)		179,557,896

Foreign Securities 7.4% of net assets

Foreign Agencies 2.5%

Canada 0.3%
Export Development Canada
3.50%, 05/16/13	300,000	317,105
2.25%, 05/28/15	450,000	464,778

		781,883

Cayman Islands 0.0%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	115,750

Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13 (e)	75,000	76,729
1.38%, 07/15/13 (e)	700,000	711,095
1.38%, 01/13/14 (e)	800,000	811,237
2.63%, 03/03/15 (e)	850,000	888,536
2.63%, 02/16/16 (e)	650,000	676,068
2.00%, 06/01/16 (e)(f)	500,000	502,062

		3,665,727

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	541,750

Republic of Korea 0.5%
Export-Import Bank of Korea
5.50%, 10/17/12	850,000	894,739
8.13%, 01/21/14 (g)	200,000	230,121
Korea Development Bank
5.30%, 01/17/13	325,000	343,609

		1,468,469

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	212,637

		6,786,216

Foreign Local Government 0.8%

Canada 0.8%
Province of British Columbia Canada
4.30%, 05/30/13	425,000	456,086
Province of Ontario
4.10%, 06/16/14	500,000	544,041
Province of Ontario Canada
1.38%, 01/27/14	375,000	379,653
1.88%, 09/15/15	550,000	553,205
2.30%, 05/10/16	250,000	252,413

		2,185,398

Sovereign 1.0%

Brazil 0.1%
Federative Republic of Brazil
10.25%, 06/17/13	250,000	298,250

Canada 0.3%
Canada Government International Bond
2.38%, 09/10/14	750,000	782,344

Italy 0.3%
Republic of Italy
2.13%, 10/05/12	650,000	659,523
4.75%, 01/25/16	100,000	107,742

		767,265

Mexico 0.2%
Mexico (United Mexican States)
6.63%, 03/03/15	350,000	406,000

Panama 0.0%
Republic of Panama
7.25%, 03/15/15	100,000	117,650

Republic of Korea 0.1%
Republic of Korea
4.88%, 09/22/14	175,000	190,033

		2,561,542

Supranational 3.1%
Asian Development Bank
2.75%, 05/21/14	150,000	157,699
4.25%, 10/20/14	450,000	495,174
2.63%, 02/09/15	150,000	157,124
European Bank for Reconstruction and Development
1.63%, 09/03/15	350,000	349,923
European Investment Bank
1.75%, 09/14/12	1,050,000	1,069,036
1.25%, 02/14/14	450,000	454,186
3.13%, 06/04/14	650,000	690,560
2.75%, 03/23/15	265,000	278,311
1.63%, 09/01/15	450,000	451,507
1.38%, 10/20/15	550,000	544,482
2.50%, 05/16/16	300,000	308,856
Inter-American Development Bank
3.00%, 04/22/14	850,000	900,609
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,350,000	1,385,363
2.13%, 03/15/16	500,000	510,766

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Nordic Investment Bank
3.63%, 06/17/13	500,000	530,184

		8,283,780

Total Foreign Securities
(Cost $19,403,193)		19,816,936

Corporate Bonds 22.1% of net assets

Finance 10.1%

Banking 7.3%
American Express Bank FSB
5.50%, 04/16/13	750,000	806,475
Bank of America Corp.
7.38%, 05/15/14 (b)	350,000	399,898
4.50%, 03/15/15	500,000	529,676
Bank of Nova Scotia
3.40%, 01/22/15	275,000	289,889
2.05%, 10/07/15	100,000	100,069
Barclays Bank PLC
5.20%, 07/10/14	500,000	547,256
BB&T Corp.
5.20%, 12/23/15	175,000	191,760
3.20%, 03/15/16 (b)	100,000	102,156
BNP Paribas
3.25%, 03/11/15	200,000	206,343
3.60%, 02/23/16	300,000	307,092
Citigroup, Inc.
5.50%, 04/11/13	800,000	856,053
5.13%, 05/05/14	575,000	621,469
5.00%, 09/15/14	100,000	106,299
4.75%, 05/19/15	150,000	161,078
4.70%, 05/29/15	150,000	159,651
Credit Suisse USA, Inc.
5.00%, 05/15/13	100,000	107,325
5.50%, 08/15/13	300,000	327,404
5.13%, 08/15/15	500,000	555,069
Deutsche Bank AG
4.88%, 05/20/13	550,000	589,287
3.45%, 03/30/15	100,000	104,511
Fifth Third Bancorp
3.63%, 01/25/16	100,000	102,401
Goldman Sachs Capital II
5.79%, 06/01/43 (a)(b)	500,000	420,000
HSBC Holdings PLC
5.25%, 12/12/12	225,000	238,705
JPMorgan Chase & Co.
4.75%, 05/01/13	800,000	853,763
4.65%, 06/01/14	300,000	324,942
5.13%, 09/15/14	200,000	217,863
2.60%, 01/15/16	350,000	345,613
KeyCorp
3.75%, 08/13/15	250,000	260,285
Lloyds TSB Bank PLC
4.88%, 01/21/16	200,000	208,589
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	500,000	532,487
5.45%, 07/15/14	200,000	216,908
6.05%, 05/16/16 (b)	400,000	433,422
Morgan Stanley
4.75%, 04/01/14	150,000	158,244
6.00%, 05/13/14	600,000	658,984
3.45%, 11/02/15	600,000	601,819
3.80%, 04/29/16	250,000	251,496
PNC Funding Corp.
4.25%, 09/21/15	300,000	323,071
Rabobank Nederland
1.85%, 01/10/14	150,000	152,004
Royal Bank of Canada
2.63%, 12/15/15	300,000	305,953
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	400,000	409,551
4.88%, 03/16/15	100,000	105,183
State Street Corp.
2.88%, 03/07/16	200,000	204,110
The Bank of New York Mellon Corp.
2.95%, 06/18/15	450,000	467,077
The Goldman Sachs Group, Inc.
5.45%, 11/01/12	150,000	158,809
5.25%, 10/15/13	300,000	323,070
6.00%, 05/01/14	100,000	110,132
5.35%, 01/15/16	325,000	349,855
3.63%, 02/07/16	300,000	301,166
UBS AG
2.25%, 08/12/13	500,000	509,298
US Bancorp
2.00%, 06/14/13	500,000	511,215
Wells Fargo & Co.
5.25%, 10/23/12	950,000	1,007,886
3.75%, 10/01/14	100,000	106,528
5.00%, 11/15/14	375,000	407,909
4.75%, 02/09/15	250,000	270,513
Westpac Banking Corp.
2.25%, 11/19/12	200,000	204,292
4.20%, 02/27/15	200,000	213,492

		19,335,395

Brokerage 0.2%
BlackRock, Inc.
2.25%, 12/10/12 (b)	275,000	281,247
Jefferies Group, Inc.
3.88%, 11/09/15 (b)	125,000	127,683
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	106,193

		515,123

Finance Company 1.2%
Capital One Financial Corp.
7.38%, 05/23/14	150,000	174,628
General Electric Capital Corp.
1.88%, 09/16/13	1,500,000	1,516,143
4.38%, 09/21/15	250,000	269,104
5.00%, 01/08/16	50,000	55,302
HSBC Finance Corp.
4.75%, 07/15/13	500,000	534,292
5.00%, 06/30/15	450,000	492,745

		3,042,214

Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13 (g)	250,000	270,629
American International Group, Inc.
4.25%, 05/15/13 (b)	50,000	51,980
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15 (b)	900,000	998,398
Coventry Health Care, Inc.
6.30%, 08/15/14 (b)	175,000	188,632
MetLife, Inc.
2.38%, 02/06/14 (b)	325,000	331,915

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Principal Financial Group, Inc.
7.88%, 05/15/14 (b)	200,000	232,637
Prudential Financial, Inc.
3.63%, 09/17/12	400,000	413,042
Travelers Property Casualty Corp.
5.00%, 03/15/13 (b)	100,000	106,907
UnitedHealth Group, Inc.
5.38%, 03/15/16 (b)	150,000	169,215

		2,763,355

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13 (b)	175,000	190,903

Real Estate Investment Trust 0.3%
Health Care REIT, Inc.
3.63%, 03/15/16 (b)	300,000	304,615
Simon Property Group LP
4.20%, 02/01/15 (b)	350,000	377,356
5.75%, 12/01/15 (b)	150,000	170,022

		851,993

		26,698,983

Industrial 10.4%

Basic Industry 0.9%
ArcelorMittal S.A.
3.75%, 08/05/15 (b)	300,000	308,598
Barrick Gold Corp.
1.75%, 05/30/14 (b)(c)(f)	200,000	200,500
BHP Billiton Finance (USA) Ltd.
8.50%, 12/01/12	300,000	334,535
EI Du Pont de Nemours & Co.
1.75%, 03/25/14 (b)	300,000	306,081
International Paper Co.
5.30%, 04/01/15 (b)	100,000	110,780
Monsanto Co.
2.75%, 04/15/16 (b)	200,000	205,561
Praxair, Inc.
4.38%, 03/31/14 (b)	150,000	162,612
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13 (b)	100,000	109,652
1.88%, 11/02/15 (b)	250,000	246,775
The Dow Chemical Co.
4.85%, 08/15/12 (b)	225,000	235,320
7.60%, 05/15/14 (b)(g)	100,000	116,649
5.90%, 02/15/15 (b)	150,000	170,465

		2,507,528

Capital Goods 0.9%
3M Co.
4.38%, 08/15/13	100,000	108,359
Bemis Co., Inc.
5.65%, 08/01/14 (b)	50,000	55,179
Caterpillar Financial Services Corp.
4.85%, 12/07/12	200,000	212,616
1.38%, 05/20/14	150,000	150,866
CRH America, Inc.
5.30%, 10/15/13 (b)	100,000	107,540
General Electric Co.
5.00%, 02/01/13 (g)	650,000	693,506
John Deere Capital Corp.
4.90%, 09/09/13	400,000	435,882
Northrop Grumman Corp.
3.70%, 08/01/14 (b)	225,000	239,313
Raytheon Co.
1.63%, 10/15/15 (b)	200,000	195,562
Tyco International Finance S.A.
6.00%, 11/15/13 (b)	200,000	221,109
Waste Management, Inc.
5.00%, 03/15/14 (b)	50,000	54,512

		2,474,444

Communications 2.0%
AT&T, Inc.
4.95%, 01/15/13 (b)	100,000	106,418
6.70%, 11/15/13 (b)(g)	450,000	506,775
2.50%, 08/15/15 (b)	350,000	354,706
CBS Corp.
8.20%, 05/15/14 (b)	250,000	294,106
Cellco Partnership / Verizon Wireless
7.38%, 11/15/13 (b)	150,000	171,158
5.55%, 02/01/14 (b)	400,000	442,097
Comcast Corp.
5.30%, 01/15/14 (b)	150,000	165,262
DIRECTV Holdings LLC
4.75%, 10/01/14 (b)	300,000	328,965
3.13%, 02/15/16 (b)	300,000	304,748
NBC Universal, Inc.
2.10%, 04/01/14 (b)(c)	125,000	126,837
3.65%, 04/30/15 (b)(c)	200,000	210,472
Telecom Italia Capital S.A.
5.25%, 11/15/13 (b)	350,000	372,817
Telefonica Emisiones S.A.U.
3.73%, 04/27/15 (b)	150,000	155,039
3.99%, 02/16/16	200,000	204,984
Time Warner Cable, Inc.
5.40%, 07/02/12 (b)	150,000	157,358
3.50%, 02/01/15 (b)	200,000	209,000
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	775,000	835,153
Vodafone Group PLC
4.15%, 06/10/14 (b)	200,000	215,465
2.88%, 03/16/16 (b)	225,000	229,156

		5,390,516

Consumer Cyclical 1.0%
CVS Caremark Corp.
4.88%, 09/15/14 (b)	500,000	552,569
Daimler Finance North America LLC
6.50%, 11/15/13	200,000	224,288
eBay, Inc.
1.63%, 10/15/15 (b)	75,000	73,413
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14 (b)	250,000	276,875
McDonald’s Corp.
4.30%, 03/01/13 (b)	125,000	132,718
Target Corp.
5.13%, 01/15/13 (b)	100,000	106,985
Time Warner, Inc.
3.15%, 07/15/15 (b)	350,000	361,435
Toyota Motor Credit Corp.
2.80%, 01/11/16 (b)	275,000	281,199
Wal-Mart Stores, Inc.
3.20%, 05/14/14	400,000	425,795
2.80%, 04/15/16	150,000	153,651

		2,588,928

Consumer Non-Cyclical 3.0%
Abbott Laboratories
5.15%, 11/30/12 (b)	300,000	320,537

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Altria Group, Inc.
8.50%, 11/10/13	150,000	175,123
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	200,000	205,385
2.88%, 02/15/16 (b)	475,000	484,215
Covidien International Finance S.A.
5.45%, 10/15/12 (b)	100,000	106,321
Diageo Capital PLC
7.38%, 01/15/14 (b)	200,000	230,933
General Mills, Inc.
5.65%, 09/10/12 (b)	100,000	106,227
Johnson & Johnson
1.20%, 05/15/14 (b)	150,000	150,603
2.15%, 05/15/16 (b)	200,000	200,983
Kellogg Co.
4.25%, 03/06/13 (b)	150,000	158,513
Kraft Foods, Inc.
2.63%, 05/08/13	500,000	515,067
McKesson Corp.
5.25%, 03/01/13 (b)	150,000	160,749
3.25%, 03/01/16 (b)	250,000	258,503
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)(g)	250,000	270,755
Medtronic, Inc.
3.00%, 03/15/15 (b)	265,000	279,048
Newell Rubbermaid, Inc.
5.50%, 04/15/13 (b)	275,000	295,525
Novartis Capital Corp.
4.13%, 02/10/14 (b)	150,000	161,893
2.90%, 04/24/15 (b)	150,000	156,501
PepsiCo, Inc.
4.65%, 02/15/13 (f)	100,000	106,684
0.88%, 10/25/13 (b)	450,000	450,012
Pfizer, Inc.
4.50%, 02/15/14	250,000	272,735
5.35%, 03/15/15 (b)	350,000	397,554
Philip Morris International, Inc.
2.50%, 05/16/16	150,000	151,080
Procter & Gamble Co.
1.38%, 08/01/12 (b)	250,000	252,338
4.95%, 08/15/14 (b)	75,000	84,348
1.80%, 11/15/15 (b)	200,000	199,775
Reynolds American, Inc.
7.25%, 06/01/13 (b)	150,000	167,024
Safeway, Inc.
6.25%, 03/15/14 (b)	200,000	223,335
Sanofi-Aventis S.A.
1.63%, 03/28/14 (b)	300,000	304,192
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14 (b)	200,000	201,861
The Coca-Cola Co.
1.50%, 11/15/15 (b)	425,000	418,046
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12 (b)	200,000	203,918
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	200,000	218,215

		7,887,998

Energy 1.0%
Apache Corp.
6.00%, 09/15/13 (b)(g)	200,000	222,690
Baker Hughes, Inc.
6.50%, 11/15/13 (b)(g)	175,000	197,929
BP Capital Markets PLC
5.25%, 11/07/13	275,000	298,793
3.13%, 10/01/15	250,000	256,306
Chevron Corp.
3.95%, 03/03/14 (b)	100,000	108,143
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13 (b)	275,000	298,829
Encana Corp.
4.75%, 10/15/13 (b)	125,000	134,956
5.80%, 05/01/14 (b)	100,000	111,959
Marathon Petroleum Corp.
3.50%, 03/01/16 (b)(c)	250,000	256,983
Shell International Finance BV
4.00%, 03/21/14 (b)	150,000	161,744
3.10%, 06/28/15 (b)	300,000	314,958
Statoilhydro A.S.A.
3.88%, 04/15/14 (b)	50,000	53,801
Total Capital S.A.
3.00%, 06/24/15 (b)	175,000	182,881
Transocean, Inc.
4.95%, 11/15/15 (b)	175,000	189,243

		2,789,215

Technology 1.3%
Agilent Technologies, Inc.
2.50%, 07/15/13 (b)	200,000	203,814
5.50%, 09/14/15 (b)	200,000	222,786
Cisco Systems, Inc.
2.90%, 11/17/14 (b)	100,000	105,347
5.50%, 02/22/16 (b)	175,000	200,535
Dell, Inc.
2.30%, 09/10/15 (b)	100,000	100,546
Google, Inc.
1.25%, 05/19/14 (b)	250,000	251,297
Hewlett-Packard Co.
2.95%, 08/15/12 (b)	200,000	205,551
6.13%, 03/01/14 (b)	200,000	225,146
4.75%, 06/02/14 (b)	150,000	164,662
2.13%, 09/13/15 (b)	50,000	50,122
International Business Machines Corp.
6.50%, 10/15/13 (b)	500,000	564,023
Microsoft Corp.
1.63%, 09/25/15	300,000	298,509
Oracle Corp.
3.75%, 07/08/14 (b)	150,000	161,474
5.25%, 01/15/16 (b)	100,000	113,435
Xerox Corp.
5.65%, 05/15/13 (b)(g)	500,000	540,228

		3,407,475

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)(g)	200,000	228,749
CSX Corp.
6.25%, 04/01/15 (b)	125,000	144,686
Ryder System, Inc.
3.15%, 03/02/15 (b)	300,000	309,422

		682,857

		27,728,961

Utilities 1.6%

Electric 1.2%
Carolina Power & Light Co.
6.50%, 07/15/12 (b)	200,000	212,902
Commonwealth Edison Co.
1.63%, 01/15/14 (b)	150,000	151,250

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Consumers Energy Co.
5.38%, 04/15/13 (b)	350,000	377,294
Dominion Resources, Inc.
1.80%, 03/15/14 (b)	250,000	253,061
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)(g)	350,000	390,226
Exelon Corp.
4.90%, 06/15/15 (b)	400,000	432,410
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (b)	300,000	310,011
Pacific Gas & Electric Corp.
6.25%, 12/01/13 (b)	200,000	224,011
PSEG Power LLC
5.50%, 12/01/15 (b)	150,000	166,236
Southern California Edison Co.
5.75%, 03/15/14 (b)	200,000	224,833
The Southern Co.
2.38%, 09/15/15 (b)	250,000	252,153
Virginia Electric & Power Co.
5.10%, 11/30/12 (b)	150,000	159,568

		3,153,955

Natural Gas 0.4%
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	250,000	293,571
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	125,000	150,567
Kinder Morgan Energy Partners LP
5.00%, 12/15/13 (b)	250,000	272,395
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	150,000	158,247
Sempra Energy
6.00%, 02/01/13 (b)	125,000	134,535
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)	100,000	104,983

		1,114,298

		4,268,253

Total Corporate Bonds
(Cost $57,170,339)		58,696,197

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	475,000	500,031

Total Municipal Bonds
(Cost $486,723)		500,031

	Number	Value
Security	of Shares	($)

Other Investment Company 2.2% of net assets

Money Fund 2.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	5,935,671	5,935,671

Total Other Investment Company
(Cost $5,935,671)		5,935,671

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $259,657,385, and the unrealized appreciation and depreciation were $4,941,492 and ($92,146), respectively, with a net unrealized appreciation of $4,849,346.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $794,792 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$179,557,896	$—	$179,557,896
Foreign Securities(a)	—	19,816,936	—	19,816,936
Corporate Bonds(a)	—	58,696,197	—	58,696,197
Municipal Bonds(a)	—	500,031	—	500,031
Other Investment Company(a)	5,935,671	—	—	5,935,671

Total	$5,935,671	$258,571,060	$—	$264,506,731

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund entered into U.S. Treasury futures contracts (“futures”) during the period ended May 31, 2011. The fund invested in futures to help manage the effects of interest rate changes. The primary risk associated with investing in futures is interest rate risk.

REG46016MAY11 - 00

 7

Schwab Investments
Schwab Premier Income Fund®

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

34.8%		Corporate Bonds	146,410,060	149,313,460
2.5%		Asset-Backed Obligations	11,239,348	10,703,681
42.6%		Mortgage-Backed Securities	178,732,320	182,849,143
2.7%		Commercial Mortgage Backed Securities	10,728,399	11,548,810
19.9%		U.S. Government and Government Agencies	83,393,166	85,273,966
2.1%		Foreign Securities	9,011,175	9,154,990
0.4%		Preferred Stock	1,815,825	1,866,203
0.1%		Other Investment Company	497,869	497,869
3.3%		Short-Term Investments	14,084,337	14,084,334

108.4%		Total Investments	455,912,499	465,292,456
(8	.4)%	Other Assets and Liabilities, Net		(35,903,652)

100.0%		Net Assets		429,388,804

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Corporate Bonds 34.8% of net assets

Finance 14.9%

Banking 7.8%
Australia & New Zealand Banking Group Ltd.
1.03%, 07/11/11, 01/10/14 (a)(c)	1,000,000	1,003,908
Bank of America Corp.
1.69%, 07/29/11, 01/30/14 (a)	2,000,000	2,021,042
5.63%, 10/14/16	1,500,000	1,639,549
7.63%, 06/01/19 (b)	500,000	595,236
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.40%, 06/15/11	2,000,000	2,004,508
Barclays Bank PLC
1.32%, 07/13/11, 01/13/14 (a)	500,000	503,889
Citigroup, Inc.
1.11%, 08/15/11, 02/15/13 (a)	1,000,000	1,005,687
8.50%, 05/22/19	300,000	377,315
5.38%, 08/09/20	500,000	527,790
Commonwealth Bank of Australia
1.04%, 06/17/11, 03/17/14 (a)(c)	2,500,000	2,511,760
Credit Suisse USA, Inc.
5.30%, 08/13/19	1,000,000	1,095,189
Deutsche Bank Financial LLC
5.38%, 03/02/15	500,000	545,562
Fifth Third Bancorp
3.63%, 01/25/16	600,000	614,403
HSBC Bank PLC
0.68%, 07/18/11, 01/18/13 (a)(c)	1,500,000	1,501,792
ING Bank N.V.
1.36%, 06/15/11, 03/15/13 (a)	1,500,000	1,506,378
JPMorgan Chase & Co.
1.02%, 06/15/11, 05/02/14 (a)	2,500,000	2,504,387
6.00%, 01/15/18	500,000	565,036
Lloyds TSB Bank PLC
2.62%, 07/25/11, 01/24/14 (a)	1,500,000	1,527,085
Morgan Stanley
1.87%, 07/25/11, 01/24/14 (a)	1,500,000	1,516,798
4.75%, 04/01/14	500,000	527,481
6.63%, 04/01/18 (b)	1,000,000	1,127,126
Rabobank Nederland
2.13%, 10/13/15	1,000,000	993,570
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	1,000,000	1,010,201
Svenska Handelsbanken AB
1.31%, 06/14/11, 09/14/12 (a)(c)	1,250,000	1,262,457
The Goldman Sachs Group, Inc.
1.27%, 08/08/11, 02/07/14 (a)	1,000,000	998,265
3.63%, 02/07/16	850,000	853,303
6.15%, 04/01/18	500,000	548,937
Wachovia Corp.
5.75%, 02/01/18	500,000	563,283
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,082,053
Westpac Banking Corp.
1.04%, 06/09/11, 12/09/13 (a)	1,000,000	1,004,238

		33,538,228

Brokerage 0.4%
Jefferies Group, Inc.
5.13%, 04/13/18 (b)	1,000,000	1,013,111
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	310,377
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	318,578

		1,642,066

Finance Company 3.1%
Abbey National Treasury Services
1.57%, 07/25/11, 04/25/13 (a)	2,500,000	2,500,073
American Express Credit Corp.
0.36%, 06/16/11 (a)	4,500,000	4,499,977
General Electric Capital Corp.
0.86%, 07/07/11, 01/07/13 (a)	1,000,000	1,004,966
1.14%, 07/07/11, 01/07/14 (a)	1,000,000	1,005,680
3.75%, 11/14/14	500,000	529,006
5.63%, 05/01/18	1,000,000	1,107,259
4.63%, 01/07/21	200,000	203,338
5.30%, 02/11/21	250,000	263,078
International Lease Finance Corp.
5.75%, 06/15/11	1,000,000	1,000,250
5.40%, 02/15/12	1,000,000	1,030,000

		13,143,627

 1

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Insurance 3.0%
Aetna, Inc.
5.75%, 06/15/11 (b)	3,000,000	3,005,487
Coventry Health Care, Inc.
5.88%, 01/15/12	4,000,000	4,110,428
Lincoln National Corp.
6.25%, 02/15/20 (b)	500,000	566,366
MassMutual Global Funding II
0.66%, 07/14/11, 01/14/14 (a)(c)	2,000,000	2,002,134
MetLife Institutional Funding II
0.69%, 07/12/11, 07/12/12 (a)(c)	1,000,000	1,003,149
The Allstate Corp.
7.45%, 05/16/19 (b)	1,000,000	1,217,687
UnitedHealth Group, Inc.
5.38%, 03/15/16 (b)	1,000,000	1,128,097

		13,033,348

Real Estate Investment Trust 0.6%
Digital Realty Trust LP
4.50%, 07/15/15 (b)	725,000	758,890
Kimco Realty Corp.
4.30%, 02/01/18 (b)	500,000	514,682
Senior Housing Properties Trust
6.75%, 04/15/20 (b)	500,000	546,470
Ventas Realty LP
3.13%, 11/30/15 (b)	1,000,000	1,003,544

		2,823,586

		64,180,855

Industrial 17.4%

Basic Industry 1.6%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)	1,000,000	1,092,500
Alcoa, Inc.
6.75%, 07/15/18 (b)	500,000	570,055
Arcelormittal
5.38%, 06/01/13 (b)	1,257,000	1,344,135
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (b)	500,000	511,486
EI du Pont de Nemours & Co.
0.73%, 06/25/11, 03/25/14 (a)	1,500,000	1,506,327
Monsanto Co.
2.75%, 04/15/16 (b)	400,000	411,121
Rio Tinto Finance (USA) Ltd.
2.50%, 05/20/16 (b)	1,000,000	1,004,508
The Dow Chemical Co.
7.60%, 05/15/14 (b)	500,000	583,243

		7,023,375

Capital Goods 2.8%
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	2,000,000	2,175,180
BAE Asset Systems 2001 Asset Trust
6.66%, 09/15/13 (b)(c)(e)(g)	1,116,285	1,198,890
Caterpillar Financial Services Corp.
1.38%, 05/20/14	650,000	653,753
General Electric Co.
5.25%, 12/06/17	1,000,000	1,125,677
John Deere Capital Corp.
2.95%, 03/09/15	500,000	524,579
L-3 Communications Corp.
6.38%, 10/15/15 (b)	3,000,000	3,105,000
Masco Corp.
5.88%, 07/15/12 (b)	2,000,000	2,091,590
Raytheon Co.
1.63%, 10/15/15 (b)	750,000	733,359
3.13%, 10/15/20 (b)	500,000	473,406
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	127,363

		12,208,797

Communications 3.0%
AT&T, Inc.
6.70%, 11/15/13 (b)	400,000	450,467
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/18 (b)	1,000,000	1,311,935
Comcast Corp.
5.88%, 02/15/18 (b)	1,000,000	1,129,544
Dish DBS Corp.
6.38%, 10/01/11 (b)	1,000,000	1,016,250
NBC Universal, Inc.
4.38%, 04/01/21 (b)(c)	500,000	497,998
Qwest Corp.
8.88%, 03/15/12 (b)	100,000	105,625
3.56%, 06/15/11, 06/15/13 (a)	1,000,000	1,032,500
8.38%, 05/01/16 (b)	500,000	596,250
Telefonica Emisiones SAU
0.60%, 08/04/11, 02/04/13 (a)(b)	3,000,000	2,978,787
Verizon Communications, Inc.
4.60%, 04/01/21 (b)	500,000	519,004
Vodafone Group PLC
0.65%, 06/15/11 (a)	3,000,000	3,000,438

		12,638,798

Consumer Cyclical 2.8%
DR Horton, Inc.
7.88%, 08/15/11	1,000,000	1,015,625
Ford Motor Credit Co. LLC
3.03%, 07/13/11, 01/13/12 (a)	3,000,000	3,022,770
5.75%, 02/01/21	500,000	504,813
International Game Technology
5.50%, 06/15/20 (b)	100,000	104,893
Levi Strauss & Co.
8.88%, 04/01/16 (b)	2,000,000	2,095,000
Macys Retail Holdings, Inc.
5.90%, 12/01/16 (b)	1,000,000	1,137,500
McDonald’s Corp.
3.63%, 05/20/21 (b)	750,000	754,365
PACCAR, Inc.
6.88%, 02/15/14 (b)	200,000	229,572
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	2,000,000	2,150,000
Target Corp.
6.00%, 01/15/18 (b)	500,000	588,821
Time Warner, Inc.
3.15%, 07/15/15 (b)	500,000	516,336

		12,119,695

Consumer Non-Cyclical 3.8%
Amerisourcebergen Corp.
5.63%, 09/15/12 (b)	500,000	527,282
Anheuser-Busch InBev Worldwide, Inc.
0.82%, 07/27/11, 01/27/14 (a)	1,500,000	1,507,600
6.88%, 11/15/19 (b)	500,000	612,455
Fresenius Medical Care Capital Trust IV
7.88%, 06/15/11	1,000,000	1,005,000
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 (b)(c)	1,000,000	987,500
General Mills, Inc.
0.61%, 08/16/11, 05/16/14 (a)	1,000,000	1,002,600

2

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Johnson & Johnson
0.35%, 08/15/11, 05/15/14 (a)	500,000	501,183
McKesson Corp.
3.25%, 03/01/16 (b)	500,000	517,006
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500,000	541,511
PepsiCo, Inc.
7.90%, 11/01/18 (b)	107,000	139,161
Philip Morris International, Inc.
5.65%, 05/16/18	1,000,000	1,141,582
Reynolds American, Inc.
7.63%, 06/01/16 (b)	2,200,000	2,662,266
Sanofi-Aventis S.A.
0.51%, 06/28/11, 03/28/13 (a)	1,000,000	1,002,215
Teva Pharmaceutical Finance III LLC
0.71%, 06/20/11, 12/19/11 (a)	1,000,000	1,002,090
0.81%, 06/21/11, 03/21/14 (a)	1,000,000	1,003,911
The Coca-Cola Co.
3.15%, 11/15/20 (b)	1,000,000	972,425
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500,000	545,537
6.13%, 08/15/19 (b)	500,000	570,058

		16,241,382

Energy 0.8%
Apache Corp.
6.90%, 09/15/18 (b)	100,000	122,862
ConocoPhillips
6.00%, 01/15/20 (b)	600,000	710,969
Marathon Petroleum Corp.
3.50%, 03/01/16 (b)(c)	250,000	256,983
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	1,000,000	1,029,568
Statoil ASA
3.13%, 08/17/17 (b)	750,000	759,799
Total Capital S.A.
2.30%, 03/15/16 (b)	500,000	501,730

		3,381,911

Technology 1.6%
Google, Inc.
2.13%, 05/19/16 (b)	1,000,000	999,996
Hewlett-Packard Co.
0.53%, 08/24/11, 05/24/13 (a)	2,000,000	2,002,362
Oracle Corp.
3.88%, 07/15/20 (b)(c)	500,000	504,580
Seagate Technology International
10.00%, 05/01/14 (b)(c)	483,000	565,110
Xerox Corp.
1.08%, 08/16/11, 05/16/14 (a)	1,750,000	1,758,683
5.63%, 12/15/19 (b)	800,000	884,964

		6,715,695

Transportation 1.0%
American Airlines Pass Through Trust 2001-02
7.86%, 04/01/13 (b)(g)	3,000,000	3,060,000
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	100,000	114,375
3.60%, 09/01/20 (b)	250,000	244,120
ERAC USA Finance LLC
2.25%, 01/10/14 (b)(c)	575,000	581,432
Union Pacific Corp.
5.75%, 11/15/17 (b)	200,000	231,853

		4,231,780

		74,561,433

Utilities 2.5%

Electric 1.1%
CMS Energy Corp.
2.75%, 05/15/14 (b)	1,000,000	1,012,201
Commonwealth Edison Co.
1.63%, 01/15/14 (b)	350,000	352,916
Dominion Resources, Inc.
6.40%, 06/15/18 (b)	1,000,000	1,170,907
Duke Energy Corp.
5.05%, 09/15/19 (b)	500,000	543,105
Nevada Power Co.
7.13%, 03/15/19 (b)	500,000	608,249
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	481,621
The Southern Co.
2.38%, 09/15/15 (b)	500,000	504,306

		4,673,305

Natural Gas 1.4%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)	250,000	283,720
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	500,000	587,142
Enterprise Products Operating LP
3.20%, 02/01/16 (b)	500,000	510,535
Ferrellgas Partners LP
9.13%, 10/01/17 (b)	1,000,000	1,125,000
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)	300,000	337,891
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	500,000	527,490
Sempra Energy
1.07%, 06/15/11, 03/15/14 (a)	1,500,000	1,505,812
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)	500,000	524,917
Williams Partners LP
4.13%, 11/15/20 (b)	500,000	495,360

		5,897,867

		10,571,172

Total Corporate Bonds
(Cost $146,410,060)		149,313,460

Asset-Backed Obligations 2.5% of net assets

Ameriquest Mortgage Securities, Inc.
Series 2003-11 Class M5
3.44%, 06/27/11, 01/25/34 (a)(b)	97,834	48,530
Amortizing Residential Collateral Trust
Series 2002-BC7 Class M1
0.99%, 06/27/11, 10/25/32 (a)(b)	432,048	304,572
Argent Securities, Inc.
Series 2004-W11 Class M1 ARSI 2004-W11 M1
0.81%, 06/27/11, 11/25/34 (a)(b)	255,980	237,676
Asset Backed Funding Certificates
Series 2005-HE1 Class M2
0.63%, 06/27/11, 03/25/35 (a)(b)	400,000	272,646
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPTI Class M5
1.24%, 06/27/11, 10/25/34 (a)(b)	898,076	526,389
Series 2004-OPTI Class M6
1.27%, 06/27/11, 10/25/34 (a)(b)	1,452,479	509,336

 3

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
First Franklin Mortgage Loan
Series 2002-FF1 Class M1
1.24%, 06/27/11, 04/25/32 (a)(b)	959,062	494,200
Long Beach Mortgage Loan Trust
Series 2004-1 Class M6
2.29%, 06/27/11, 02/25/34 (a)(b)	503,133	252,670
Series 2004-2 Class M2
1.27%, 06/27/11, 06/25/34 (a)(b)	507,658	327,021
Morgan Stanley ABS Capital I
Series 2004-NC8 Class M4
1.19%, 06/27/11, 09/25/34 (a)(b)	262,695	163,602
Option One Mortgage Loan Trust
Series 2002-1 Class M1
1.32%, 06/27/11, 02/25/32 (a)(b)	85,660	74,076
Series 2002-4 Class M2
1.89%, 06/27/11, 07/25/32 (a)(b)	187,470	176,439
Series 2003-2 Class M1
1.17%, 06/27/11, 04/25/33 (a)(b)	1,240,242	694,227
Series 2005-1 Class M2
0.73%, 06/27/11, 02/25/35 (a)(b)	1,194,750	251,246
Park Place Securities, Inc.
Series 2004-WCW1 Class M1
0.82%, 06/27/11, 09/25/34 (a)(b)	1,361,803	1,336,622
Series 2004-MHQ1 Class M1
0.89%, 06/27/11, 12/25/34 (a)(b)	773,163	745,789
Series 2005-WLL1 Class M1
0.61%, 06/27/11, 03/25/35 (a)(b)	2,252,665	2,173,749
Structured Asset Securities Corp.
Series 1998-2 Class M1
1.29%, 06/27/11, 02/25/28 (a)(b)	641,100	565,628
Series 2005-2XS Class 1A5A
4.72%, 06/01/11, 02/25/35 (a)(b)	1,572,789	1,549,263

Total Asset-Backed Obligations
(Cost $11,239,348)		10,703,681

Mortgage-Backed Securities 42.6% of net assets

Collateralized Mortgage Obligations 5.2%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	119,152	121,116
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(d)	5,177,705	875,237
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(d)	2,862,249	538,889
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)	333,747	336,165
Bear Stearns Adjustable Rate Mortgage Trust
5.44%, 06/01/11, 09/25/34 (a)(b)	277,232	272,598
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	1,438,895	1,460,173
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	2,324,688	2,374,025
Series 2004-7 Class 6A1
5.25%, 10/25/19 (b)	1,748,919	1,770,651
Series 2004-1 Class 1A1
5.75%, 02/25/34 (b)	438,744	452,184
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 06/01/11, 11/25/33 (a)(b)	1,148,324	1,144,533
Impac CMB Trust
Series 2004-5 Class 1A1
0.91%, 06/27/11, 10/25/34 (a)(b)	495,608	463,023
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)	18,304	18,309
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	852,751	891,490
Series 2003-11 Class 6A8
0.69%, 06/25/11, 12/25/33 (a)(b)	497,212	458,290
Residential Accredit Loans, Inc.
Series 2002-QS18 Class M1
5.50%, 12/25/17 (b)	140,759	127,970
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	96,562	98,909
Series 2003-QS1 Class A2
5.75%, 01/25/33 (b)	376,751	385,435
Residential Asset Securitization Trust
Series 2003-A1 Class A1
4.25%, 03/25/33 (b)	439,601	439,628
Sequoia Mortgage Trust
4.13%, 02/25/41 (b)(f)	2,924,059	2,933,970
Structured Asset Securities Corp.
Series 2004-3 Class 3A1
5.50%, 03/25/19 (b)	230,705	239,792
Series 2005-6 Class 4A1
5.00%, 05/25/35 (b)	1,121,812	1,106,564
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	159,687	160,113
4.50%, 07/25/19 (b)	1,941,399	1,962,985
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	2,950,365	2,963,972
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	713,521	715,963

		22,311,984

U.S. Government Agency Mortgages 37.4%
Fannie Mae
4.86%, 11/01/12	367,668	374,630
6.00%, 02/01/15 to 07/01/37	13,358,828	14,713,516
9.75%, 07/01/16	2,690	2,867
7.00%, 11/15/16 to 01/01/35	731,495	840,272
4.50%, 08/01/18 to 09/01/19	667,044	707,536
6.50%, 12/01/19 to 08/01/26	670,540	748,429
4.50%, 11/01/20 (d)	5,832,875	613,670
5.50%, 10/01/22 to 05/01/27	5,335,958	5,826,271
5.00%, 08/01/23 to 07/01/35	9,776,378	10,518,235
4.00%, 10/25/31	2,365,181	2,415,293
Fannie Mae TBA
3.50%, 06/16/26	2,000,000	2,039,688
4.00%, 06/16/26 to 07/14/41	19,000,000	19,153,908
4.50%, 06/13/41	2,500,000	2,597,655
Freddie Mac
4.50%, 01/01/13 to 06/01/19	198,119	211,756
6.50%, 10/01/13 to 04/01/26	1,071,239	1,185,152
6.00%, 06/01/16 to 08/01/22	620,990	684,018
4.50%, 03/15/17 (b)	852,023	868,192
3.75%, 11/15/17 (b)	1,413,143	1,445,249
5.50%, 02/01/23 to 10/01/33	14,352,126	15,631,921

4

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
5.00%, 05/01/23, 01/01/24	1,260,409	1,359,850
5.00%, 08/15/27 (b)	1,539,309	1,546,136
4.75%, 10/15/27 (b)	279,857	281,089
4.00%, 10/01/40	1,735,026	1,748,293
Freddie Mac TBA
4.00%, 06/16/26 to 06/13/41	5,500,000	5,552,344
4.50%, 06/13/41	1,000,000	1,037,812
Ginnie Mae
7.63%, 08/15/28	177,344	193,667
7.38%, 09/15/28 to 02/15/30	455,723	531,601
7.13%, 02/15/29 to 03/15/29	284,742	329,692
7.00%, 04/15/29 to 05/15/29	368,155	428,487
7.25%, 04/15/29	46,046	53,543
5.50%, 02/15/33 to 08/20/34	18,252,227	20,218,528
5.00%, 02/20/33 to 11/15/34	25,819,318	28,129,263
4.00%, 11/15/40	4,957,161	5,092,192
Ginnie Mae TBA
4.00%, 06/20/41	9,000,000	9,226,404
4.50%, 06/20/41	4,000,000	4,230,000

		160,537,159

Total Mortgage-Backed Securities
(Cost $178,732,320)		182,849,143

Commercial Mortgage Backed Securities 2.7% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	536,138	535,715
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,311,309
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.22%, 06/01/11, 07/15/44 (a)(b)	2,905,000	3,005,339
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,084,459
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	243,427	247,057
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,875,000	1,910,238
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	94,000	95,298
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	550,000	567,494
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 06/11/11, 03/15/32 (a)(b)	760,000	791,901

Total Commercial Mortgage Backed Securities
(Cost $10,728,399)		11,548,810

U.S. Government and Government Agencies 19.9% of net assets

U.S. Government Agency Securities 4.4%
Fannie Mae
2.63%, 11/20/14	1,000,000	1,051,587
1.63%, 10/26/15	7,000,000	7,017,633
2.38%, 04/11/16	2,000,000	2,047,486
Federal Farm Credit Bank
3.00%, 09/22/14	1,000,000	1,063,354
Freddie Mac
2.50%, 05/27/16	7,500,000	7,738,110

		18,918,170

U.S. Treasury Obligations 15.5%
U.S. Treasury Notes
1.25%, 02/15/14	2,000,000	2,030,782
1.00%, 05/15/14	1,100,000	1,107,389
2.63%, 07/31/14	2,100,000	2,216,321
2.38%, 09/30/14	1,850,000	1,938,164
2.38%, 10/31/14	3,400,000	3,560,970
2.00%, 04/30/16	5,000,000	5,083,180
1.75%, 05/31/16	3,000,000	3,009,378
3.25%, 12/31/16	7,000,000	7,503,671
2.38%, 07/31/17	15,300,000	15,541,449
1.88%, 10/31/17	3,000,000	2,940,705
2.25%, 11/30/17	7,000,000	7,013,125
2.88%, 03/31/18	2,000,000	2,070,938
2.38%, 05/31/18	4,000,000	3,999,984
3.63%, 02/15/20	2,000,000	2,130,312
3.50%, 05/15/20	4,500,000	4,730,971
3.63%, 02/15/21	975,000	1,025,502
3.13%, 05/15/21	450,000	452,955

		66,355,796

Total U.S. Government and Government Agencies
(Cost $83,393,166)		85,273,966

Foreign Securities 2.1% of net assets

Foreign Agencies 1.2%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	1,000,000	1,057,017

Cayman Islands 0.8%
Petrobras International Finance Co.
5.88%, 03/01/18 (b)	3,000,000	3,262,230

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	541,750
5.50%, 01/21/21 (b)	500,000	522,326

		1,064,076

		5,383,323

Foreign Local Government 0.1%

Canada 0.1%
Province of British Columbia Canada
2.85%, 06/15/15	500,000	524,317

Sovereign 0.4%

Republic of Korea 0.4%
Republic of Korea
5.13%, 12/07/16	1,500,000	1,653,750

 5

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Supranational 0.4%
European Investment Bank
3.13%, 06/04/14	1,500,000	1,593,600

Total Foreign Securities
(Cost $9,011,175)		9,154,990

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

HJ Heinz Finance Co. (c)	15	1,585,781
Pacific Enterprises (b)	2,740	280,422

Total Preferred Stock
(Cost $1,815,825)		1,866,203

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	497,869	497,869

Total Other Investment Company
(Cost $497,869)		497,869

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Commercial Paper & Other Obligations 3.3%
Abbey National NA LLC
0.19%, 06/09/11 (h)	3,000,000	2,999,873
Atlantis One Funding Corp.
0.16%, 07/11/11 (h)	3,000,000	2,999,467
Intesa Funding LLC
0.13%, 06/01/11 (h)	8,000,000	8,000,000

		13,999,340

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 08/11/11 (h)	85,000	84,994

Total Short-Term Investments
(Cost $14,084,337)		14,084,334

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $455,948,337 and the unrealized appreciation and depreciation were $11,942,953 and ($2,598,834), respectively, with a net unrealized appreciation of $9,344,119.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,876,552 or 4.2% of net assets.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	Credit-enhanced security.
(f)	Illiquid security. At the period end, the value of these amounted to $2,933,970 or 0.7% of net assets.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(h)	The rate shown is the purchase yield.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

5 Year, Long U.S. Treasury Note, expires 06/30/11	15	1,804,219	14,621

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

6

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds(a)	$—	$74,752,027	$—	$74,752,027
Industrial(a)	—	58,120,856	—	58,120,856
Capital Goods	—	11,009,907	1,198,890	12,208,797
Transportation	—	1,171,780	3,060,000	4,231,780
Asset-Backed Obligations	—	10,703,681	—	10,703,681
Mortgage-Backed Securities(a)	—	182,849,143	—	182,849,143
Commercial Mortgage Backed Securities	—	11,548,810	—	11,548,810
U.S. Government and Government Agencies(a)	—	85,273,966	—	85,273,966
Foreign Securities(a)	—	9,154,990	—	9,154,990
Preferred Stock	1,866,203	—	—	1,866,203
Other Investment Company(a)	497,869	—	—	497,869
Short-Term Investments(a)	—	14,084,334	—	14,084,334

Total	$2,364,072	$458,669,494	$4,258,890	$465,292,456

Other Financial Instruments Futures Contract*	$14,621	$—	$—	$14,621

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2011

Corporate Bonds
Industrial	$4,079,607	($18,404)	($64,940)	$35,371	$227,256	$—	$—	$4,258,890

Total	$4,079,607	($18,404)	($64,940)	$35,371	$227,256	$—	$—	$4,258,890

The fund entered into U.S. Treasury futures contracts (“futures”) during the period ended May 31, 2011. The fund invested in futures to help manage the effects of interest rate changes. The primary risk associated with investing in futures is interest rate risk.

 7

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

REG46020MAY11 - 00

8

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

32.6%		Mortgage-Backed Securities	305,214,609	319,238,672
19.7%		Corporate Bonds	181,916,164	192,785,304
38.6%		U.S. Government and Government Agencies	366,228,880	378,859,970
2.3%		Commercial Mortgage Backed Securities	20,114,513	22,729,487
0.3%		Asset-Backed Obligations	2,641,227	2,751,615
4.2%		Foreign Securities	39,809,135	41,395,205
0.9%		Municipal Bonds	8,572,510	8,937,914
1.3%		Other Investment Company	13,073,695	13,073,695
4.9%		Short-Term Investments	47,997,877	47,998,309

104.8%		Total Investments	985,568,610	1,027,770,171
(0	.1)%	TBA Sale Commitments	(564,063)	(567,266)
(4	.7)%	Other Assets and Liabilities, Net		(46,716,495)

100.0%		Net Assets		980,486,410

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Mortgage-Backed Securities 32.6% of net assets

U.S. Government Agency Mortgages 32.6%
Fannie Mae
5.50%, 12/01/13 to 11/01/38	37,043,409	40,353,394
5.00%, 12/01/17 to 12/01/39	27,931,964	29,919,008
4.50%, 04/01/18 to 12/01/39	30,619,599	32,016,882
4.00%, 07/01/18 to 01/01/41	22,877,978	23,357,525
6.00%, 09/01/24 to 12/01/37	16,921,114	18,703,315
3.50%, 03/01/26 to 01/01/31	3,266,053	3,330,454
6.50%, 08/01/26 to 11/01/37	6,956,044	7,885,411
2.05%, 06/01/11, 03/01/34 (a)	1,289,498	1,349,354
2.15%, 06/01/11, 03/01/35 (a)	699,679	724,402
3.31%, 06/01/11, 08/01/35 (a)	3,128,084	3,251,296
7.00%, 04/01/37	1,766,645	2,028,633
Fannie Mae TBA
3.50%, 06/01/26 to 06/01/41	3,500,000	3,490,879
4.00%, 06/01/26 to 06/01/41	4,000,000	4,099,376
4.50%, 06/01/26 to 06/01/41	7,000,000	7,283,981
5.00%, 06/01/41	3,000,000	3,193,596
6.00%, 06/01/41	1,500,000	1,650,000
6.50%, 06/01/41	500,000	564,688
Freddie Mac
6.00%, 04/01/15 to 10/01/38	5,370,733	5,934,525
4.50%, 05/01/19 to 02/01/40	14,906,663	15,656,243
5.00%, 06/01/23 to 04/01/40	13,128,841	14,017,389
4.00%, 07/01/24 to 01/01/41	10,689,264	10,908,474
5.51%, 06/01/11, 05/01/37 (a)	1,310,852	1,390,386
5.13%, 06/01/11, 11/01/37 (a)	2,250,030	2,363,321
5.50%, 10/01/38 to 10/01/39	1,454,688	1,579,125
Freddie Mac TBA
3.50%, 06/01/26 to 06/01/41	4,000,000	4,027,188
4.00%, 06/01/26 to 06/01/41	4,000,000	4,096,876
4.50%, 06/01/41	7,000,000	7,264,684
5.00%, 06/01/41	2,000,000	2,126,564
Ginnie Mae
5.00%, 10/20/21 to 08/20/40	12,354,014	13,429,351
4.50%, 05/15/24 to 03/15/41	19,671,026	20,885,454
7.50%, 03/15/32	410,507	481,698
6.00%, 05/15/32 to 08/15/38	3,754,997	4,196,496
5.50%, 04/15/33 to 11/15/38	7,083,018	7,819,776
7.00%, 06/15/33	393,085	460,884
6.50%, 10/20/37 to 08/15/39	1,827,752	2,073,774
4.00%, 06/20/39 to 12/20/40	3,021,882	3,091,921
3.00%, 09/29/15, 01/20/41 (a)	989,947	1,003,833
Ginnie Mae TBA
3.50%, 06/01/41	500,000	490,860
4.00%, 06/01/41	4,500,000	4,613,202
4.50%, 06/01/41	1,500,000	1,586,250
5.00%, 06/01/41	4,500,000	4,873,360
5.50%, 06/01/41	500,000	550,625
6.00%, 06/01/41	1,000,000	1,114,219

Total Mortgage-Backed Securities
(Cost $305,214,609)		319,238,672

Corporate Bonds 19.7% of net assets

Finance 7.1%

Banking 4.8%
American Express Bank
7.00%, 03/19/18	750,000	901,863
American Express Bank FSB
5.50%, 04/16/13	750,000	806,475
American Express Credit Co.
7.30%, 08/20/13	250,000	280,182
Bank of America Corp.
4.50%, 04/01/15	400,000	423,740
5.63%, 10/14/16	500,000	546,516
6.00%, 10/15/36	1,500,000	1,534,435
Bank of Nova Scotia
2.25%, 01/22/13	400,000	409,737
2.38%, 12/17/13	200,000	205,656
3.40%, 01/22/15	100,000	105,414
Barclays Bank PLC
5.45%, 09/12/12	200,000	211,704
5.00%, 09/22/16	550,000	594,560
6.75%, 05/22/19	200,000	230,876

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
5.14%, 10/14/20	300,000	294,198
BB&T Capital Trust IV
6.82%, 06/12/37, 06/12/57 (a)(b)	500,000	513,125
BB&T Corp.
3.20%, 03/15/16 (b)	200,000	204,313
Bear Stearns & Co., Inc.
5.70%, 11/15/14	500,000	556,742
7.25%, 02/01/18	300,000	360,341
BNP Paribas
3.60%, 02/23/16	100,000	102,364
BNP Paribas S.A.
2.13%, 12/21/12	525,000	534,910
5.00%, 01/15/21	100,000	102,196
Capital One Financial Corp.
6.15%, 09/01/16	250,000	279,798
Citigroup, Inc.
5.50%, 04/11/13	150,000	160,510
6.38%, 08/12/14	1,550,000	1,735,248
4.59%, 12/15/15	600,000	638,750
6.00%, 08/15/17	1,000,000	1,118,268
8.50%, 05/22/19	200,000	251,543
5.38%, 08/09/20	500,000	527,789
6.13%, 08/25/36	200,000	201,518
Countrywide Financial Corp.
6.25%, 05/15/16	1,000,000	1,089,650
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,250,000	1,387,065
5.30%, 08/13/19	650,000	711,873
Deutsche Bank AG
3.88%, 08/18/14	900,000	957,604
6.00%, 09/01/17 (b)	250,000	286,578
Fifth Third Bancorp
3.63%, 01/25/16	300,000	307,202
8.25%, 03/01/38	200,000	250,243
Goldman Sachs Capital II
5.79%, 06/01/12, 06/01/43 (a)(b)	1,500,000	1,260,000
Goldman Sachs Capital l
6.35%, 02/15/34 (b)	200,000	193,220
HSBC Bank USA
5.88%, 11/01/34	1,000,000	1,033,021
HSBC Holdings PLC
7.63%, 05/17/32	150,000	170,570
JPMorgan Chase & Co.
5.38%, 10/01/12	1,600,000	1,693,314
6.00%, 01/15/18	600,000	678,043
4.25%, 10/15/20	1,750,000	1,724,828
5.50%, 10/15/40	250,000	256,820
Lloyds TSB Bank PLC
4.88%, 01/21/16	250,000	260,736
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000,000	2,129,950
6.22%, 09/15/26 (b)	200,000	208,089
7.75%, 05/14/38 (b)	200,000	235,479
Morgan Stanley
4.75%, 04/01/14	1,200,000	1,265,953
6.00%, 04/28/15	300,000	333,197
3.45%, 11/02/15	500,000	501,515
5.45%, 01/09/17 (b)	750,000	809,470
6.63%, 04/01/18 (b)	200,000	225,425
5.75%, 01/25/21 (b)	500,000	523,898
6.25%, 08/09/26 (b)	250,000	272,672
7.25%, 04/01/32 (b)	100,000	122,454
National City Corp.
6.88%, 05/15/19	100,000	117,213
PNC Funding Corp.
4.25%, 09/21/15	600,000	646,142
Rabobank Nederland
2.13%, 10/13/15	200,000	198,714
4.50%, 01/11/21	300,000	314,142
Royal Bank of Canada
2.63%, 12/15/15	500,000	509,922
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	750,000	755,280
6.13%, 01/11/21	250,000	263,717
State Street Corp.
2.88%, 03/07/16	350,000	357,192
The Bank of New York Mellon Corp.
4.95%, 11/01/12	300,000	318,115
2.95%, 06/18/15	500,000	518,974
The Goldman Sachs Group, Inc.
3.63%, 02/07/16	1,500,000	1,505,829
5.63%, 01/15/17	250,000	268,819
5.95%, 01/15/27 (b)	650,000	652,374
6.75%, 10/01/37 (b)	800,000	806,302
UBS AG
3.88%, 01/15/15	950,000	1,004,380
5.88%, 12/20/17	150,000	170,042
US Bancorp
2.00%, 06/14/13	300,000	306,729
US Bank NA
6.30%, 02/04/14	500,000	560,991
Wachovia Bank NA
4.88%, 02/01/15	500,000	542,041
6.60%, 01/15/38	250,000	289,439
Wells Fargo & Co.
4.38%, 01/31/13	1,000,000	1,055,693
5.63%, 12/11/17	1,350,000	1,520,176
Wells Fargo Capital X
5.95%, 12/15/36 (b)	450,000	460,823
Westpac Banking Corp.
2.10%, 08/02/13	300,000	305,167
4.20%, 02/27/15	550,000	587,104

		46,756,960

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19 (b)	300,000	323,785
Jefferies Group, Inc.
5.50%, 03/15/16 (b)	250,000	270,311
6.25%, 01/15/36 (b)	150,000	146,401
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	159,289
6.70%, 03/04/20	200,000	223,019
TD Ameritrade Holding Co.
4.15%, 12/01/14 (b)	300,000	321,468

		1,444,273

Finance Company 0.8%
Capital One Capital III
7.69%, 08/15/36 (b)	350,000	361,375
General Electric Capital Corp.
1.88%, 09/16/13	800,000	808,610
2.10%, 01/07/14	350,000	354,377
3.75%, 11/14/14	100,000	105,801
5.00%, 01/08/16	750,000	829,530
5.40%, 02/15/17	500,000	555,875
5.63%, 09/15/17	200,000	223,742
5.63%, 05/01/18	650,000	719,718
4.38%, 09/16/20	750,000	748,714

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
5.30%, 02/11/21	250,000	263,078
6.75%, 03/15/32 (b)	500,000	573,062
6.88%, 01/10/39	275,000	324,176
HSBC Finance Capital Trust IX
5.91%, 11/30/15, 11/30/35 (a)(b)	500,000	482,500
HSBC Finance Corp.
4.75%, 07/15/13	500,000	534,292
5.00%, 06/30/15	150,000	164,249
5.50%, 01/19/16	300,000	334,883

		7,383,982

Insurance 1.1%
ACE INA Holdings, Inc.
5.90%, 06/15/19 (b)	150,000	172,105
Aetna, Inc.
3.95%, 09/01/20 (b)	650,000	644,597
American International Group, Inc.
5.60%, 10/18/16	1,000,000	1,071,253
6.40%, 12/15/20 (b)	300,000	327,374
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13 (b)	450,000	487,607
Berkshire Hathaway, Inc.
3.20%, 02/11/15 (b)	700,000	735,604
Chubb Corp.
6.00%, 05/11/37 (b)	495,000	540,197
CNA Financial Corp.
7.35%, 11/15/19 (b)	700,000	822,434
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	340,831
Hartford Financial Services Group, Inc.
6.30%, 03/15/18 (b)	200,000	221,367
6.00%, 01/15/19 (b)	100,000	108,899
Lincoln National Corp.
8.75%, 07/01/19 (b)	150,000	194,452
6.25%, 02/15/20 (b)	300,000	339,820
MetLife, Inc.
6.82%, 08/15/18 (b)	700,000	831,291
4.75%, 02/08/21 (b)	100,000	103,167
Protective Life Corp.
7.38%, 10/15/19 (b)	500,000	575,954
Prudential Financial, Inc.
4.75%, 09/17/15	800,000	868,912
6.63%, 12/01/37	150,000	170,307
The Allstate Corp.
7.45%, 05/16/19 (b)	500,000	608,843
Travelers Co., Inc.
5.90%, 06/02/19 (b)	300,000	338,793
6.75%, 06/20/36 (b)	150,000	177,957
UnitedHealth Group, Inc.
4.88%, 03/15/15 (b)	250,000	274,796
5.80%, 03/15/36 (b)	250,000	260,231
WellPoint, Inc.
5.00%, 12/15/14 (b)	300,000	332,648
5.85%, 01/15/36 (b)	200,000	208,951

		10,758,390

Other Financial 0.0%
CME Group, Inc.
5.40%, 08/01/13 (b)	350,000	381,806

Real Estate Investment Trust 0.3%
Boston Properties LP
4.13%, 05/15/21 (b)	300,000	291,961
Digital Realty Trust LP
5.88%, 02/01/20 (b)	500,000	538,065
ERP Operating LP
5.13%, 03/15/16 (b)	300,000	328,588
HCP, Inc.
6.70%, 01/30/18 (b)	600,000	686,692
Health Care REIT, Inc.
3.63%, 03/15/16 (b)	400,000	406,153
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	257,341
Regency Centers LP
4.80%, 04/15/21 (b)	150,000	152,812
Simon Property Group LP
5.75%, 12/01/15 (b)	550,000	623,416

		3,285,028

		70,010,439

Industrial 10.4%

Basic Industry 1.0%
Alcoa, Inc.
5.55%, 02/01/17 (b)	450,000	491,877
5.90%, 02/01/27 (b)	325,000	334,562
ArcelorMittal
9.85%, 06/01/19 (b)	150,000	193,498
7.00%, 10/15/39 (b)	600,000	627,284
Barrick Gold Corp.
6.95%, 04/01/19 (b)	500,000	604,802
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	650,000	726,311
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (b)	250,000	255,743
6.25%, 10/01/40 (b)	250,000	256,277
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	750,000	833,125
International Paper Co.
7.30%, 11/15/39 (b)	550,000	640,671
Lubrizol Corp.
8.88%, 02/01/19 (b)	200,000	264,348
Monsanto Co.
2.75%, 04/15/16 (b)	400,000	411,121
Nucor Corp.
5.75%, 12/01/17 (b)	700,000	817,236
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	442,634
Praxair, Inc.
4.38%, 03/31/14 (b)	350,000	379,429
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	350,000	423,547
3.50%, 11/02/20 (b)	250,000	240,744
7.13%, 07/15/28 (b)	200,000	248,457
The Dow Chemical Co.
7.60%, 05/15/14 (b)	200,000	233,297
5.90%, 02/15/15 (b)	200,000	227,287
7.38%, 11/01/29	500,000	628,514
Vale Overseas Ltd.
6.25%, 01/23/17 (b)	100,000	114,580
6.88%, 11/10/39 (b)	400,000	444,280

		9,839,624

Capital Goods 1.0%
3M Co.
4.38%, 08/15/13	200,000	216,719
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	500,000	543,795

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Black & Decker Corp.
8.95%, 04/15/14 (b)	200,000	238,067
Boeing Capital Corp.
3.25%, 10/27/14 (b)	550,000	584,071
Boeing Co.
6.88%, 03/15/39 (b)	200,000	252,232
Caterpillar Financial Services Corp.
5.85%, 09/01/17	1,000,000	1,167,500
CRH America, Inc.
5.30%, 10/15/13 (b)	350,000	376,389
Deere & Co.
5.38%, 10/16/29	250,000	273,023
Emerson Electric Co.
4.88%, 10/15/19 (b)	250,000	276,167
General Electric Co.
5.00%, 02/01/13	500,000	533,466
5.25%, 12/06/17	900,000	1,013,109
Honeywell International, Inc.
5.00%, 02/15/19 (b)	525,000	585,347
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18 (b)	75,000	89,588
John Deere Capital Corp.
4.90%, 09/09/13	450,000	490,367
L-3 Communications Corp.
4.75%, 07/15/20 (b)	150,000	154,983
Lockheed Martin Corp.
4.25%, 11/15/19 (b)	100,000	103,826
6.15%, 09/01/36 (b)	200,000	224,847
5.50%, 11/15/39 (b)	100,000	103,744
Raytheon Co.
3.13%, 10/15/20 (b)	300,000	284,043
4.88%, 10/15/40 (b)	250,000	236,562
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	250,000	318,407
United Technologies Corp.
6.13%, 02/01/19 (b)	500,000	593,023
5.70%, 04/15/40 (b)	300,000	334,602
Waste Management, Inc.
7.00%, 07/15/28 (b)	150,000	178,355

		9,172,232

Communications 2.1%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (b)	500,000	530,400
AT&T Corp.
8.00%, 11/15/31 (b)	950,000	1,270,624
AT&T, Inc.
4.95%, 01/15/13 (b)	1,100,000	1,170,596
2.50%, 08/15/15 (b)	250,000	253,361
CBS Corp.
5.75%, 04/15/20 (b)	275,000	301,680
7.88%, 07/30/30 (b)	225,000	273,360
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14 (b)	700,000	773,670
Comcast Cable Communications Holdings
8.38%, 03/15/13	150,000	168,843
Comcast Corp.
5.30%, 01/15/14 (b)	450,000	495,786
5.70%, 05/15/18 (b)	650,000	729,225
6.50%, 11/15/35 (b)	300,000	330,973
Deutsche Telekom International Finance BV
6.00%, 07/08/19 (b)	650,000	755,977
DIRECTV Holdings LLC
3.55%, 03/15/15 (b)	450,000	472,044
6.00%, 08/15/40 (b)	500,000	514,587
Discovery Communications, Inc.
5.63%, 08/15/19 (b)	500,000	553,531
France Telecom S.A.
4.38%, 07/08/14 (b)	150,000	163,478
8.50%, 03/01/31 (b)	200,000	278,015
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	500,000	563,555
NBC Universal, Inc.
3.65%, 04/30/15 (b)(c)	525,000	552,490
4.38%, 04/01/21 (b)(c)	400,000	398,398
5.95%, 04/01/41 (b)(c)	150,000	154,786
New Cingular Wireless Services, Inc.
8.75%, 03/01/31 (b)	500,000	725,304
News America, Inc.
6.15%, 03/01/37 (b)	550,000	571,941
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,000,000	1,199,649
Qwest Corp.
8.38%, 05/01/16 (b)	500,000	596,250
Telecom Italia Capital S.A.
5.25%, 11/15/13 (b)	200,000	213,038
7.18%, 06/18/19 (b)	400,000	454,889
Telefonica Emisiones S.A.U.
6.42%, 06/20/16 (b)	600,000	680,043
5.13%, 04/27/20 (b)	500,000	511,775
7.05%, 06/20/36 (b)	100,000	111,757
Time Warner Cable, Inc.
5.85%, 05/01/17 (b)	600,000	672,199
8.25%, 04/01/19 (b)	400,000	501,162
6.75%, 06/15/39 (b)	350,000	385,856
Time Warner Entertainment Co. LP
8.38%, 07/15/33	150,000	193,937
Verizon Communications, Inc.
4.60%, 04/01/21 (b)	1,450,000	1,505,112
5.85%, 09/15/35 (b)	500,000	525,942
6.40%, 02/15/38 (b)	400,000	442,774
Vodafone Group PLC
4.63%, 07/15/18 (b)	850,000	908,369

		20,905,376

Consumer Cyclical 1.1%
CVS Caremark Corp.
3.25%, 05/18/15 (b)	600,000	623,899
4.75%, 05/18/20 (b)	425,000	447,321
eBay, Inc.
1.63%, 10/15/15 (b)	400,000	391,534
Historic TW, Inc.
6.88%, 06/15/18	500,000	592,242
Home Depot, Inc.
4.40%, 04/01/21 (b)	500,000	510,993
5.88%, 12/16/36 (b)	150,000	156,714
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14 (b)	500,000	553,750
6.90%, 04/01/29 (b)	100,000	113,000
Marriott International, Inc.
5.63%, 02/15/13 (b)	125,000	133,844
McDonald’s Corp.
3.63%, 05/20/21 (b)	500,000	502,910
6.30%, 03/01/38 (b)	150,000	178,700
MDC Holdings, Inc.
5.50%, 05/15/13 (b)	150,000	158,450
PACCAR, Inc.
6.88%, 02/15/14 (b)	850,000	975,683
Target Corp.
3.88%, 07/15/20 (b)	700,000	709,113

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
6.35%, 11/01/32 (b)	625,000	727,906
The Walt Disney Co.
5.63%, 09/15/16 (b)	450,000	525,987
Time Warner, Inc.
6.25%, 03/29/41 (b)	350,000	367,010
VF Corp.
6.45%, 11/01/37 (b)	50,000	59,039
Viacom, Inc.
4.50%, 03/01/21 (b)	550,000	557,555
Wal-Mart Stores, Inc.
4.55%, 05/01/13	300,000	322,287
5.80%, 02/15/18	400,000	464,371
3.25%, 10/25/20	500,000	483,300
5.88%, 04/05/27	275,000	313,950
5.25%, 09/01/35	100,000	101,465
6.50%, 08/15/37	150,000	175,203
6.20%, 04/15/38	250,000	282,215
Walgreen Co.
5.25%, 01/15/19 (b)	250,000	282,872

		10,711,313

Consumer Non-Cyclical 2.6%
Abbott Laboratories
4.13%, 05/27/20 (b)	400,000	412,118
6.00%, 04/01/39 (b)	350,000	395,676
Altria Group, Inc.
9.70%, 11/10/18	600,000	802,407
9.95%, 11/10/38	150,000	221,177
Amgen, Inc.
5.70%, 02/01/19 (b)	500,000	573,949
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32 (b)	500,000	601,665
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	850,000	872,887
5.38%, 11/15/14 (b)	175,000	196,109
4.38%, 02/15/21 (b)	325,000	335,093
Covidien International Finance
6.00%, 10/15/17 (b)	150,000	176,630
Diageo Capital PLC
7.38%, 01/15/14 (b)	750,000	865,999
Genentech, Inc.
5.25%, 07/15/35 (b)	500,000	524,210
General Mills, Inc.
5.70%, 02/15/17 (b)	500,000	577,490
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13 (b)	550,000	593,228
6.38%, 05/15/38 (b)	100,000	117,822
HJ Heinz Co.
5.35%, 07/15/13 (b)	400,000	435,643
Hospira, Inc.
6.05%, 03/30/17 (b)	230,000	262,981
5.60%, 09/15/40 (b)	250,000	248,020
Johnson & Johnson
3.55%, 05/15/21 (b)	200,000	200,582
4.95%, 05/15/33	100,000	102,499
4.85%, 05/15/41 (b)	350,000	348,625
Kellogg Co.
5.13%, 12/03/12 (b)	150,000	159,843
7.45%, 04/01/31 (b)	250,000	324,029
Kimberly-Clark Corp.
7.50%, 11/01/18 (b)	325,000	412,442
Koninklijke Philips Electronics NV
4.63%, 03/11/13 (b)	200,000	212,191
Kraft Foods, Inc.
4.13%, 02/09/16	1,000,000	1,063,851
6.88%, 01/26/39	400,000	469,672
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	111,554
McKesson Corp.
3.25%, 03/01/16 (b)	250,000	258,503
6.00%, 03/01/41 (b)	500,000	543,723
Mead Johnson Nutrition Co.
3.50%, 11/01/14 (b)	500,000	524,513
5.90%, 11/01/39 (b)	400,000	424,934
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500,000	541,511
7.13%, 03/15/18 (b)	150,000	180,488
Medtronic, Inc.
3.00%, 03/15/15 (b)	150,000	157,952
4.75%, 09/15/15 (b)	300,000	334,546
4.45%, 03/15/20 (b)	200,000	211,844
Merck & Co., Inc.
5.00%, 06/30/19 (b)	750,000	836,389
3.88%, 01/15/21 (b)	200,000	201,889
Novartis Capital Corp.
1.90%, 04/24/13 (b)	50,000	51,164
PepsiCo, Inc.
4.65%, 02/15/13	450,000	480,079
5.00%, 06/01/18	550,000	611,309
4.88%, 11/01/40 (b)	500,000	489,706
Pfizer, Inc.
5.35%, 03/15/15 (b)	800,000	908,695
Philip Morris International, Inc.
4.88%, 05/16/13	200,000	215,267
4.50%, 03/26/20	450,000	473,901
Procter & Gamble Co.
1.38%, 08/01/12 (b)	750,000	757,013
Reynolds American, Inc.
7.25%, 06/01/13 (b)	150,000	167,024
6.75%, 06/15/17 (b)	100,000	117,059
7.25%, 06/15/37 (b)	50,000	56,073
Safeway, Inc.
6.25%, 03/15/14 (b)	250,000	279,169
7.25%, 02/01/31 (b)	150,000	177,625
Sanofi-Aventis S.A.
2.63%, 03/29/16 (b)	750,000	763,357
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16 (b)	350,000	398,117
6.15%, 02/01/36 (b)	650,000	726,360
The Coca-Cola Co.
3.15%, 11/15/20 (b)	1,000,000	972,425
The Kroger Co.
3.90%, 10/01/15 (b)	250,000	265,480
5.40%, 07/15/40 (b)	150,000	149,445
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	300,000	327,322
6.13%, 08/15/19 (b)	300,000	342,035
Wyeth
5.20%, 03/15/13 (b)	250,000	270,930
Zimmer Holdings, Inc.
5.75%, 11/30/39 (b)	400,000	425,390

		25,259,629

Energy 1.3%
Anadarko Petroleum Corp.
6.95%, 06/15/19 (b)	350,000	414,392
6.45%, 09/15/36 (b)	100,000	106,825
Apache Corp.
6.90%, 09/15/18 (b)	150,000	184,293
6.00%, 01/15/37 (b)	150,000	167,672

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	200,000	226,205
7.50%, 11/15/18 (b)	400,000	512,265
BP Capital Markets PLC
5.25%, 11/07/13	850,000	923,543
Canadian Natural Resources Ltd.
5.70%, 05/15/17 (b)	250,000	288,397
6.25%, 03/15/38 (b)	200,000	225,104
Chevron Corp.
3.95%, 03/03/14 (b)	250,000	270,358
ConocoPhillips
6.00%, 01/15/20 (b)	900,000	1,066,454
6.50%, 02/01/39 (b)	350,000	419,532
Devon Financing Corp ULC
7.88%, 09/30/31 (b)	200,000	266,467
Encana Corp.
5.80%, 05/01/14 (b)	500,000	559,795
Halliburton Co.
7.45%, 09/15/39 (b)	150,000	194,705
Hess Corp.
7.30%, 08/15/31 (b)	500,000	615,550
Marathon Oil Corp.
5.90%, 03/15/18 (b)	455,000	523,885
Nabors Industries, Inc.
6.15%, 02/15/18 (b)	75,000	84,208
Nexen, Inc.
6.20%, 07/30/19 (b)	125,000	142,434
5.88%, 03/10/35 (b)	300,000	295,587
Noble Energy, Inc.
8.25%, 03/01/19 (b)	100,000	129,171
6.00%, 03/01/41 (b)	500,000	527,928
Occidental Petroleum Corp.
4.13%, 06/01/16 (b)	200,000	217,850
Shell International Finance BV
5.20%, 03/22/17 (b)	900,000	1,026,654
6.38%, 12/15/38 (b)	250,000	299,776
Statoil ASA
2.90%, 10/15/14 (b)	400,000	419,930
5.10%, 08/17/40 (b)	250,000	251,079
Suncor Energy, Inc.
6.50%, 06/15/38 (b)	500,000	569,078
Total Capital S.A.
2.30%, 03/15/16 (b)	150,000	150,519
4.13%, 01/28/21 (b)	350,000	359,533
Transocean, Inc.
6.00%, 03/15/18 (b)	500,000	557,448
Valero Energy Corp.
6.13%, 06/15/17 (b)	250,000	285,637
10.50%, 03/15/39 (b)	200,000	297,462
XTO Energy, Inc.
6.75%, 08/01/37 (b)	300,000	389,570

		12,969,306

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14 (b)	100,000	106,669

Technology 0.9%
Agilent Technologies, Inc.
6.50%, 11/01/17 (b)	750,000	878,112
Cisco Systems, Inc.
5.50%, 02/22/16 (b)	600,000	687,550
4.45%, 01/15/20 (b)	500,000	524,610
Google, Inc.
3.63%, 05/19/21 (b)	500,000	497,100
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	850,000	956,870
4.75%, 06/02/14 (b)	300,000	329,324
IBM International Group Capital LLC
5.05%, 10/22/12 (b)	300,000	318,165
International Business Machines Corp.
7.63%, 10/15/18 (b)	1,000,000	1,281,643
Microsoft Corp.
2.95%, 06/01/14	250,000	263,388
3.00%, 10/01/20	350,000	335,490
4.50%, 10/01/40	300,000	279,867
Oracle Corp.
3.75%, 07/08/14 (b)	800,000	861,194
5.38%, 07/15/40 (b)(c)	350,000	361,522
Xerox Corp.
5.65%, 05/15/13 (b)	350,000	378,160
6.35%, 05/15/18 (b)	300,000	347,028
4.50%, 05/15/21 (b)	500,000	500,586

		8,800,609

Transportation 0.4%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	500,000	571,873
5.65%, 05/01/17 (b)	750,000	856,502
5.05%, 03/01/41 (b)	500,000	477,394
FedEx Corp.
8.00%, 01/15/19 (b)	200,000	254,419
Ryder System, Inc.
3.15%, 03/02/15 (b)	400,000	412,562
Southwest Airlines Co.
5.25%, 10/01/14 (b)	150,000	162,772
Union Pacific Corp.
5.75%, 11/15/17 (b)	850,000	985,375
United Parcel Service, Inc.
6.20%, 01/15/38 (b)	200,000	235,257

		3,956,154

		101,720,912

Utilities 2.2%

Electric 1.5%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600,000	767,482
Commonwealth Edison Co.
1.63%, 01/15/14 (b)	500,000	504,165
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35 (b)	750,000	767,221
Dominion Resources, Inc.
4.45%, 03/15/21 (b)	450,000	463,479
5.25%, 08/01/33 (b)	500,000	553,314
Duke Energy Carolinas LLC
4.30%, 06/15/20 (b)	500,000	523,831
6.45%, 10/15/32 (b)	350,000	405,466
Exelon Generation Co., LLC
5.20%, 10/01/19 (b)	650,000	687,050
First Energy Corp.
7.38%, 11/15/31 (b)	150,000	174,870
Florida Power & Light Co.
6.20%, 06/01/36 (b)	450,000	526,496
Florida Power Corp.
4.55%, 04/01/20 (b)	750,000	799,058
Georgia Power Co.
4.75%, 09/01/40 (b)	150,000	141,599

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (b)	1,000,000	1,033,370
Nevada Power Co.
7.13%, 03/15/19 (b)	650,000	790,724
Ohio Edison Co.
8.25%, 10/15/38 (b)	500,000	686,047
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	481,621
6.05%, 03/01/34 (b)	200,000	218,802
5.80%, 03/01/37 (b)	400,000	426,070
Pacificorp
5.65%, 07/15/18 (b)	250,000	287,411
5.50%, 01/15/19 (b)	250,000	284,510
6.00%, 01/15/39 (b)	500,000	565,354
PSEG Power LLC
5.13%, 04/15/20 (b)	650,000	688,908
Public Service Co. of Colorado
5.50%, 04/01/14 (b)	250,000	276,846
San Diego Gas & Electric Co.
4.50%, 08/15/40 (b)	750,000	698,011
Southern California Edison Co.
5.75%, 03/15/14 (b)	450,000	505,873
3.88%, 06/01/21 (b)	150,000	151,613
4.50%, 09/01/40 (b)	375,000	345,727
Southern Power Co.
6.25%, 07/15/12 (b)	300,000	316,957
The Southern Co.
2.38%, 09/15/15 (b)	450,000	453,876

		14,525,751

Natural Gas 0.7%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)(c)	400,000	415,474
Energy Transfer Partners LP
6.70%, 07/01/18 (b)	250,000	288,278
9.00%, 04/15/19 (b)	400,000	516,049
Enterprise Products Operating LP
3.20%, 02/01/16 (b)	500,000	510,535
6.30%, 09/15/17 (b)	400,000	465,010
Kinder Morgan Energy Partners LP
6.85%, 02/15/20 (b)	400,000	471,915
6.95%, 01/15/38 (b)	150,000	170,892
ONEOK Partners LP
6.65%, 10/01/36 (b)	250,000	280,480
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	250,000	263,745
Sempra Energy
6.15%, 06/15/18 (b)	800,000	919,055
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)	575,000	661,830
TransCanada PipeLines Ltd.
6.50%, 08/15/18 (b)	325,000	387,585
6.20%, 10/15/37 (b)	325,000	363,230
Williams Partners LP
3.80%, 02/15/15 (b)	200,000	211,211
4.13%, 11/15/20 (b)	500,000	495,360

		6,420,649

Other Utilities 0.0%
Veolia Environnement S.A.
5.25%, 06/03/13 (b)	100,000	107,553

		21,053,953

Total Corporate Bonds
(Cost $181,916,164)		192,785,304

U.S. Government and Government Agencies 38.6% of net assets

U.S. Government Agency Guaranteed 0.6%
Bank of America Corp. (FDIC Insured)
2.38%, 06/22/12 (d)	2,000,000	2,044,198
JPMorgan Chase & Co., (FDIC Insured)
2.13%, 12/26/12 (d)	2,000,000	2,054,674
Wells Fargo & Co., (FDIC Insured)
2.13%, 06/15/12 (d)	2,000,000	2,037,672

		6,136,544

U.S. Government Agency Securities 5.6%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,115,097
Fannie Mae
0.50%, 10/30/12	1,000,000	1,002,415
0.38%, 12/28/12	3,000,000	3,002,319
0.75%, 02/26/13	1,500,000	1,508,853
1.50%, 06/26/13	2,000,000	2,041,244
1.00%, 09/23/13	2,500,000	2,518,400
2.75%, 02/05/14	2,000,000	2,103,688
4.38%, 10/15/15	3,000,000	3,352,668
1.60%, 11/23/15 (b)	500,000	497,729
4.88%, 12/15/16	1,000,000	1,143,617
5.38%, 06/12/17	1,000,000	1,171,243
4.00%, 03/16/21 (b)	5,000,000	5,044,490
6.63%, 11/15/30	500,000	652,458
Federal Farm Credit Bank
4.50%, 10/17/12	1,000,000	1,057,360
4.88%, 01/17/17	500,000	574,034
Federal Home Loan Bank
1.75%, 08/22/12	1,000,000	1,017,828
3.38%, 02/27/13	1,000,000	1,051,333
1.25%, 08/16/13 (b)	1,000,000	1,001,875
3.63%, 10/18/13	3,000,000	3,206,586
5.50%, 08/13/14	1,000,000	1,144,069
5.38%, 05/18/16	1,000,000	1,171,591
5.00%, 11/17/17	1,000,000	1,155,540
5.50%, 07/15/36	500,000	569,124
Freddie Mac
2.13%, 09/21/12	3,000,000	3,070,992
0.63%, 12/28/12	1,500,000	1,506,063
3.75%, 06/28/13	2,000,000	2,136,144
1.35%, 08/23/13 (b)	1,250,000	1,252,690
1.40%, 11/18/13 (b)	2,000,000	2,004,254
3.00%, 07/28/14	2,500,000	2,651,642
4.75%, 11/17/15	2,000,000	2,269,486
4.88%, 06/13/18	1,000,000	1,145,847
6.25%, 07/15/32	1,000,000	1,259,717
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,006,629

		55,407,025

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Treasury Obligations 32.4%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,268,906
6.00%, 02/15/26	4,500,000	5,700,235
6.75%, 08/15/26	750,000	1,019,531
6.13%, 11/15/27	1,000,000	1,290,000
5.50%, 08/15/28	1,000,000	1,212,344
5.25%, 11/15/28	1,000,000	1,179,219
5.25%, 02/15/29	4,250,000	5,011,681
6.25%, 05/15/30	1,000,000	1,319,063
5.38%, 02/15/31	1,500,000	1,798,359
4.50%, 02/15/36	3,650,000	3,865,580
4.75%, 02/15/37	850,000	933,141
5.00%, 05/15/37	1,000,000	1,139,219
4.38%, 02/15/38	1,000,000	1,033,750
4.50%, 05/15/38	1,000,000	1,053,906
3.50%, 02/15/39	1,000,000	883,594
4.25%, 05/15/39	1,500,000	1,512,422
4.38%, 11/15/39	500,000	514,063
4.63%, 02/15/40	2,500,000	2,677,345
4.38%, 05/15/40	1,750,000	1,797,033
3.88%, 08/15/40	6,300,000	5,929,875
4.25%, 11/15/40	1,650,000	1,657,476
4.75%, 02/15/41	2,050,000	2,238,344
4.38%, 05/15/41	1,000,000	1,026,567
U.S. Treasury Notes
1.88%, 06/15/12	6,000,000	6,103,128
1.75%, 08/15/12	1,250,000	1,272,754
4.38%, 08/15/12	2,000,000	2,099,610
0.38%, 08/31/12	2,500,000	2,503,908
1.38%, 09/15/12	5,000,000	5,071,680
1.38%, 10/15/12	4,900,000	4,973,500
3.88%, 10/31/12	2,000,000	2,102,032
1.38%, 11/15/12	4,400,000	4,468,750
4.00%, 11/15/12	1,000,000	1,054,063
1.13%, 12/15/12	9,500,000	9,618,379
1.38%, 01/15/13	2,300,000	2,338,274
1.38%, 02/15/13	4,500,000	4,576,995
3.88%, 02/15/13	1,000,000	1,059,844
1.38%, 03/15/13	10,700,000	10,886,469
2.50%, 03/31/13	1,000,000	1,038,750
1.75%, 04/15/13	6,000,000	6,149,076
3.13%, 04/30/13	1,000,000	1,052,031
1.38%, 05/15/13	575,000	585,446
3.50%, 05/31/13	1,000,000	1,061,172
3.38%, 06/30/13	500,000	530,196
1.00%, 07/15/13	1,000,000	1,010,707
3.38%, 07/31/13	2,000,000	2,124,844
0.75%, 08/15/13	3,750,000	3,769,924
4.25%, 08/15/13	2,000,000	2,164,688
3.13%, 08/31/13	2,000,000	2,116,094
0.75%, 09/15/13	4,500,000	4,521,096
3.13%, 09/30/13	2,000,000	2,119,688
2.75%, 10/31/13	1,745,000	1,836,204
4.25%, 11/15/13	2,000,000	2,179,062
2.00%, 11/30/13	4,500,000	4,653,634
1.50%, 12/31/13	2,000,000	2,044,062
1.75%, 01/31/14	6,000,000	6,173,436
4.00%, 02/15/14	1,000,000	1,089,531
1.88%, 02/28/14	7,000,000	7,226,408
1.75%, 03/31/14	2,700,000	2,778,046
1.25%, 04/15/14	4,350,000	4,413,210
1.88%, 04/30/14	2,000,000	2,064,688
4.75%, 05/15/14	1,000,000	1,116,719
2.25%, 05/31/14	700,000	730,461
2.63%, 06/30/14	850,000	896,816
2.63%, 07/31/14	2,000,000	2,110,782
4.25%, 08/15/14	1,000,000	1,107,031
2.38%, 08/31/14	2,575,000	2,697,112
4.25%, 11/15/14	4,000,000	4,446,876
2.13%, 11/30/14	1,300,000	1,350,375
2.63%, 12/31/14	1,530,000	1,615,824
2.25%, 01/31/15	1,050,000	1,094,379
4.00%, 02/15/15	2,000,000	2,212,970
2.38%, 02/28/15	425,000	444,723
2.50%, 04/30/15	4,300,000	4,517,017
4.13%, 05/15/15	1,000,000	1,113,360
2.13%, 05/31/15	2,000,000	2,070,312
1.88%, 06/30/15	400,000	409,812
4.25%, 08/15/15	1,000,000	1,120,781
1.25%, 09/30/15	2,000,000	1,989,062
4.50%, 11/15/15	1,000,000	1,133,516
1.38%, 11/30/15	1,000,000	996,406
2.13%, 12/31/15	2,700,000	2,775,727
2.00%, 01/31/16	5,250,000	5,361,153
4.50%, 02/15/16	1,000,000	1,135,547
2.13%, 02/29/16	1,000,000	1,025,547
2.25%, 03/31/16	100,000	103,016
2.38%, 03/31/16	8,500,000	8,804,138
2.63%, 04/30/16	1,000,000	1,046,719
5.13%, 05/15/16	1,000,000	1,167,422
3.25%, 05/31/16	1,000,000	1,076,328
3.25%, 06/30/16	1,000,000	1,075,860
3.25%, 07/31/16	1,850,000	1,989,618
4.88%, 08/15/16	1,000,000	1,157,578
3.00%, 08/31/16	2,100,000	2,230,922
3.00%, 09/30/16	2,000,000	2,123,282
3.13%, 10/31/16	3,000,000	3,201,564
4.63%, 11/15/16	1,000,000	1,146,406
2.75%, 11/30/16	3,000,000	3,139,689
3.25%, 12/31/16	2,000,000	2,143,906
3.13%, 01/31/17	3,700,000	3,939,634
3.25%, 03/31/17	2,000,000	2,140,312
3.13%, 04/30/17	7,250,000	7,701,428
4.50%, 05/15/17	3,000,000	3,421,173
2.38%, 07/31/17	3,250,000	3,301,288
4.75%, 08/15/17	1,000,000	1,155,781
1.88%, 09/30/17	2,000,000	1,964,062
4.25%, 11/15/17	3,000,000	3,378,750
2.63%, 01/31/18	2,000,000	2,044,688
3.50%, 02/15/18	1,000,000	1,078,281
2.88%, 03/31/18	3,000,000	3,106,407
3.88%, 05/15/18	3,500,000	3,853,829
4.00%, 08/15/18	2,000,000	2,215,470
3.75%, 11/15/18	3,000,000	3,266,484
2.75%, 02/15/19	1,500,000	1,522,383
3.63%, 08/15/19	3,000,000	3,216,330
3.38%, 11/15/19	7,000,000	7,344,533
3.63%, 02/15/20	5,000,000	5,325,780
2.63%, 08/15/20	5,875,000	5,727,667
3.63%, 02/15/21	6,000,000	6,310,782
3.13%, 05/15/21	4,500,000	4,529,551

		317,316,401

Total U.S. Government and Government Agencies
(Cost $366,228,880)		378,859,970

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Commercial Mortgage Backed Securities 2.3% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 06/01/11, 07/10/43 (a)(b)	1,100,000	1,033,207
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	2,658,535	2,656,437
Series 2006-3 Class AM
5.88%, 06/01/11, 07/10/44 (a)(b)	800,000	816,021
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,700,000	1,841,306
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,311,309
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.22%, 06/01/11, 07/15/44 (a)(b)	3,000,000	3,103,621
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.54%, 06/01/11, 02/15/39 (a)(b)	650,000	677,767
Series 2007-C5 Class A3
5.69%, 06/01/11, 09/15/40 (a)(b)	315,000	329,089
GE Capital Commercial Mortgage Corp.
Series 2007-C1 Class AAB
5.48%, 12/10/49 (b)	135,000	142,209
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	2,200,000	2,385,811
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 06/01/11, 04/10/38 (a)(b)	1,100,000	1,200,352
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.32%, 06/01/11, 12/15/44 (a)(b)	1,025,000	1,027,821
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	1,000,000	1,013,810
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	75,000	77,386
Series 2007-LD12 Class A3
5.99%, 06/01/11, 02/15/51 (a)(b)	2,000,000	2,134,668
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class AJ
4.84%, 07/15/40 (b)	241,000	238,610
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.27%, 06/01/11, 01/12/44 (a)(b)	700,000	740,063

Total Commercial Mortgage Backed Securities
(Cost $20,114,513)		22,729,487

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	1,400,000	1,487,029
Series 2008-A4 Class A4
4.65%, 03/15/15 (b)	700,000	748,929
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	500,000	515,657

Total Asset-Backed Obligations
(Cost $2,641,227)		2,751,615

Foreign Securities 4.2% of net assets

Foreign Agencies 1.3%

Canada 0.1%
Export Development Canada
1.75%, 09/24/12	1,000,000	1,019,050
Pemex Project Funding Master Trust
6.63%, 06/15/35 (b)	575,000	602,590

		1,621,640

Cayman Islands 0.2%
Petrobras International Finance Co.
5.75%, 01/20/20 (b)	950,000	1,012,337
5.38%, 01/27/21 (b)	500,000	515,526
6.88%, 01/20/40 (b)	150,000	162,821

		1,690,684

Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13 (e)	1,100,000	1,125,355
1.38%, 07/15/13 (e)	525,000	533,321
3.50%, 03/10/14 (e)	1,900,000	2,035,343
1.25%, 10/26/15 (e)	1,400,000	1,375,574
4.88%, 01/17/17 (e)	800,000	913,345
4.00%, 01/27/20 (e)	350,000	374,140

		6,357,078

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	800,000	866,800
5.50%, 01/21/21 (b)	850,000	887,954

		1,754,754

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	690,363
4.13%, 09/09/15	300,000	315,402
Korea Development Bank
8.00%, 01/23/14	600,000	689,387

		1,695,152

		13,119,308

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario
4.10%, 06/16/14	2,100,000	2,284,970
4.40%, 04/14/20	1,100,000	1,179,616
Province of Quebec
5.13%, 11/14/16	450,000	515,400
7.50%, 09/15/29	400,000	547,753

		4,527,739

Sovereign 1.1%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	1,150,000	1,334,000
8.88%, 04/15/24	1,175,000	1,656,750
7.13%, 01/20/37	400,000	488,000

		3,478,750

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	1,000,000	1,043,125

Italy 0.2%
Republic of Italy
2.13%, 09/16/13	700,000	708,841
4.50%, 01/21/15	250,000	269,060
3.13%, 01/26/15	850,000	875,888
6.88%, 09/27/23	250,000	295,000

		2,148,789

Mexico 0.2%
United Mexican States
5.95%, 03/19/19 (b)	1,300,000	1,492,400
5.13%, 01/15/20 (b)	500,000	540,000
6.75%, 09/27/34	250,000	291,750

		2,324,150

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	294,125
6.70%, 01/26/36	200,000	234,500

		528,625

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	650,000	781,625

Republic of Korea 0.1%
Republic of Korea
5.75%, 04/16/14	500,000	552,537

		10,857,601

Supranational 1.3%
Asian Development Bank
2.50%, 03/15/16	550,000	568,509
European Investment Bank
1.75%, 09/14/12	1,250,000	1,272,661
1.63%, 03/15/13	450,000	459,057
1.25%, 02/14/14	1,000,000	1,009,303
3.00%, 04/08/14	1,000,000	1,057,154
3.13%, 06/04/14	1,000,000	1,062,400
1.63%, 09/01/15	1,000,000	1,003,349
Inter-American Development Bank
3.00%, 04/22/14	1,550,000	1,642,287
3.88%, 09/17/19	1,750,000	1,879,713
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,050,000	1,077,505
3.50%, 10/08/13	300,000	320,101
1.13%, 08/25/14	250,000	251,595
2.38%, 05/26/15	550,000	571,851
2.13%, 03/15/16	700,000	715,072

		12,890,557

Total Foreign Securities
(Cost $39,809,135)		41,395,205

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49	1,050,000	1,158,182
California
GO Bonds
7.50%, 04/01/34	1,000,000	1,165,680
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	2,000,000	2,145,980
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	881,520
New Jersey State Turnpike Authority
7.41%, 01/01/40	100,000	123,526
7.10%, 01/01/41	840,000	993,812
State of Connecticut
5.09%, 10/01/30	100,000	100,648
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	2,250,000	2,368,566

Total Municipal Bonds
(Cost $8,572,510)		8,937,914

	Number	Value
Security	of Shares	($)

Other Investment Company 1.3% of net assets

Money Fund 1.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	13,073,695	13,073,695

Total Other Investment Company
(Cost $13,073,695)		13,073,695

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.9% of net assets

Commercial Paper & Other Obligation 1.0%
Intesa Funding LLC
0.13%, 06/01/11	10,000,000	10,000,000

U.S. Government Agency Securities 1.8%
Fannie Mae
0.04%, 07/25/11 (f)	10,000,000	9,999,400
Freddie Mac
0.06%, 08/01/11 (f)	8,000,000	7,999,592

		17,998,992

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligations 2.1%
U.S. Treasury Bills
0.03%, 06/16/11 (f)	15,000,000	14,999,812
0.05%, 08/25/11 (f)	5,000,000	4,999,505

		19,999,317

Total Short-Term Investments
(Cost $47,997,877)		47,998,309

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $986,233,542 and the unrealized appreciation and depreciation were $42,547,371 and ($1,010,742), respectively, with a net unrealized appreciation of $41,536,629.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,544,500 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.
(f)	The rate shown is the purchase yield.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 0.1% of net assets

U.S. Government Agency Mortgages 0.1%
Ginnie Mae TBA
6.50%, 06/01/41	500,000	567,266

Total TBA Sale Commitments
(Proceeds $564,063)		567,266

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$319,238,672	$—	$319,238,672
Corporate Bonds(a)	—	192,785,304	—	192,785,304
U.S. Government and Government Agencies(a)	—	378,859,970	—	378,859,970
Commercial Mortgage Backed Securities	—	22,729,487	—	22,729,487
Asset-Backed Obligations	—	2,751,615	—	2,751,615
Foreign Securities(a)	—	41,395,205	—	41,395,205
Municipal Bonds(a)	—	8,937,914	—	8,937,914
Other Investment Company(a)	13,073,695	—	—	13,073,695
Short-Term Investments(a)	—	47,998,309	—	47,998,309

Total	$13,073,695	$1,014,696,476	$—	$1,027,770,171

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments(a)	$—	($567,266)	$—	($567,266)

(a)	As categorized in Portfolio Holdings.

REG46017MAY11 - 00

12

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

116.7%		Mortgage-Backed Securities	498,975,886	513,242,641
0.3%		Other Investment Company	1,248,949	1,248,949
16.3%		Short-Term Investments	71,994,329	71,995,046

133.3%		Total Investments	572,219,164	586,486,636
(2	.5)%	TBA Sale Commitments	(10,970,000)	(11,051,407)
(30	.8)%	Other Assets and Liabilities, Net		(135,618,487)

100.0%		Net Assets		439,816,742

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Mortgage-Backed Securities 116.7% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	71,162	82,911

U.S. Government Agency Mortgages 116.7%
Fannie Mae
5.45%, 12/01/31 to 07/01/32	392,574	429,952
5.49%, 09/01/29 to 09/01/31	245,256	269,328
5.50%, 09/01/17	313,535	339,666
5.81%, 12/01/31 to 01/01/32	214,694	237,083
6.10%, 02/01/29	24,598	26,206
6.50%, 04/01/31	249,441	284,246
7.17%, 11/01/30	27,543	30,352
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	136,142	154,310
7.00%, 01/25/44 (b)	156,715	178,426
Fannie Mae REMICS
3.75%, 05/25/33	5,749,248	5,988,954
4.13%, 02/25/17	51,303	51,666
7.00%, 09/25/22	184,418	207,924
Fannie Mae TBA
4.00%, 06/16/26	5,000,000	5,211,720
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	161,330	181,504
7.00%, 10/25/42 (b)	90,785	105,827
Freddie Mac
5.00%, 08/15/27 (b)	1,630,911	1,638,145
Freddie Mac REMICS
4.00%, 02/15/33 to 03/15/33 (b)	3,964,066	4,106,863
4.20%, 02/15/17 (b)	48,895	49,210
4.38%, 04/15/15 (b)	609,414	620,321
4.50%, 03/15/33 (b)	1,590,943	1,659,060
5.00%, 08/15/31 (b)	1,223,798	1,253,196
6.50%, 03/15/14 (b)(c)	198,689	13,315
Ginnie Mae
1.88%, 06/01/11, 12/20/30	65,365	67,284
2.00%, 06/01/11, 02/20/32 (a)	42,897	44,364
2.63%, 07/20/24 to 07/20/32 (a)	174,534	180,641
3.00%, 06/01/11, 04/20/37 (a)	294,261	305,500
3.13%, 06/01/11, 08/20/33 (a)	89,985	93,403
3.38%, 06/20/27 to 04/20/32 (a)	391,539	408,173
3.50%, 06/01/11, 02/20/16 (a)	54,662	56,941
3.50%, 02/20/34 (b)	1,550,801	1,566,542
4.00%, 10/17/29 to 02/20/32 (b)	6,406,415	6,589,329
4.00%, 10/13/11, 10/20/32 (a)(b)	1,114,388	1,130,175
4.00%, 10/20/33 to 03/15/41	19,104,293	19,624,759
4.25%, 06/16/24 to 07/16/32 (b)	933,549	946,317
4.50%, 12/15/17 to 09/20/40	38,671,978	41,108,743
4.50%, 03/20/26 to 08/20/35 (b)	11,327,395	11,556,805
4.63%, 12/20/40	588,161	639,342
4.63%, 07/20/40 to 11/20/40	7,441,171	8,088,681
4.75%, 11/16/29 (b)	2,627,216	2,655,428
5.00%, 11/15/17 to 04/20/40	107,689,822	117,355,826
5.00%, 06/16/29 to 02/20/33 (b)	3,175,266	3,208,072
5.45%, 07/15/31 to 02/15/33	7,457,498	8,254,205
5.49%, 10/20/28 to 08/15/32	5,422,839	5,965,522
5.50%, 03/16/13 to 08/20/35 (b)	2,350,964	2,413,915
5.50%, 09/20/13 to 12/20/34	51,284,676	56,713,201
5.81%, 06/20/31 to 02/20/32	756,489	837,284
5.90%, 07/15/31 to 05/15/32	445,820	498,423
6.00%, 04/20/13 to 11/15/39	29,235,031	32,503,057
6.00%, 06/20/17 to 06/16/18 (b)	781,122	796,190
6.05%, 09/15/31	67,298	75,519
6.10%, 07/20/28 to 09/15/31	2,660,966	2,972,201
6.15%, 04/20/29 to 04/20/30	1,511,064	1,683,288
6.25%, 10/20/28 to 03/20/30	2,272,814	2,530,870
6.50%, 09/20/13 to 10/20/37	14,793,623	16,787,922
7.00%, 12/15/11 to 04/15/39	4,368,834	5,066,888
7.10%, 12/15/30	65,147	75,448
7.17%, 04/20/30 to 03/20/31	600,269	683,650
7.50%, 08/15/11 to 11/15/37	482,582	562,324
8.00%, 07/15/26 to 02/15/30	81,823	92,082
8.50%, 08/20/25 to 01/20/30	16,816	20,007
9.00%, 09/20/15 to 09/20/30	515,520	583,653
13.00%, 07/20/14	20	21
Ginnie Mae TBA
4.00%, 06/20/41	36,000,000	36,905,616
4.50%, 06/20/41	88,000,000	93,060,000
5.00%, 06/20/41	5,000,000	5,414,845

		513,159,730

Total Mortgage-Backed Securities
(Cost $498,975,886)		513,242,641

 1

 Schwab GNMA Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,248,949	1,248,949

Total Other Investment Company
(Cost $1,248,949)		1,248,949

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 16.3% of net assets

U.S. Government Agency Securities 8.4%
Fannie Mae
0.04%, 07/25/11 (d)	20,000,000	19,998,800
Freddie Mac
0.06%, 08/01/11 (d)	17,000,000	16,999,133

		36,997,933

U.S. Treasury Obligations 7.9%
U.S. Treasury Bills
0.05%, 06/16/11 (d)	7,000,000	6,999,912
0.19%, 06/23/11 (d)	18,000,000	17,997,965
0.06%, 07/21/11 (d)	10,000,000	9,999,236

		34,997,113

Total Short-Term Investments
(Cost $71,994,329)		71,995,046

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $572,219,164 and the unrealized appreciation and depreciation were $14,340,787 and ($73,315), respectively, with a net unrealized appreciation of $14,267,472.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(d)	The rate shown is the purchase yield.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 2.5% of net assets

U.S. Government Agency Mortgages 2.5%
Ginnie Mae TBA
5.50%, 06/20/41	7,000,000	7,708,750
6.00%, 06/20/41	3,000,000	3,342,657

		11,051,407

Total TBA Sale Commitments
(Proceeds $10,970,000)		11,051,407

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

2

 Schwab GNMA Fund

 Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$513,242,641	$—	$513,242,641
Other Investment Company(a)	1,248,949	—	—	1,248,949
Short-Term Investments(a)	—	71,995,046	—	71,995,046

Total	$1,248,949	$585,237,687	$—	$586,486,636

Liabilities Valuation Input

Other Financial Instruments TBA Sale Commitments(a)	$—	($11,051,407)	$—	($11,051,407)

(a)	As categorized in Portfolio Holdings.

REG46018MAY11 - 00

 3

Schwab Investments
Schwab Inflation-Protected Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

98.5%		U.S. Government Securities	192,270,753	208,203,886
2.6%		Other Investment Company	5,495,022	5,495,022

101.1%		Total Investments	197,765,775	213,698,908
(1	.1)%	Other Assets and Liabilities, Net		(2,323,353)

100.0%		Net Assets		211,375,555

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Government Securities 98.5% of net assets

U.S. Treasury Obligations 98.5%
U.S. Treasury Inflation Protected Securities
3.00%, 07/15/12	8,200,368	8,651,388
0.63%, 04/15/13	5,020,370	5,215,713
1.88%, 07/15/13	7,297,980	7,838,468
2.00%, 01/15/14	8,221,404	8,931,815
1.25%, 04/15/14	4,750,155	5,073,023
2.00%, 07/15/14	7,110,900	7,814,239
1.63%, 01/15/15	8,774,700	9,567,143
0.50%, 04/15/15	3,865,688	4,049,308
1.88%, 07/15/15	6,316,860	6,998,891
2.00%, 01/15/16	7,878,920	8,789,959
0.13%, 04/15/16	4,048,360	4,147,666
2.50%, 07/15/16	6,084,045	6,981,442
2.38%, 01/15/17	5,538,850	6,321,213
2.63%, 07/15/17	4,311,520	5,018,221
1.63%, 01/15/18	5,065,163	5,560,586
1.38%, 07/15/18	5,179,850	5,610,399
2.13%, 01/15/19	4,682,295	5,308,552
1.88%, 07/15/19	5,231,350	5,843,575
1.38%, 01/15/20	7,231,490	7,736,537
1.25%, 07/15/20	10,243,600	10,797,369
1.13%, 01/15/21	9,702,725	10,040,768
2.38%, 01/15/25	8,888,625	10,174,720
2.00%, 01/15/26	6,415,692	6,983,096
2.38%, 01/15/27	6,369,678	7,243,534
1.75%, 01/15/28	5,118,480	5,339,240
3.63%, 04/15/28	5,662,961	7,445,888
2.50%, 01/15/29	4,474,193	5,187,290
3.88%, 04/15/29	6,794,600	9,279,929
3.38%, 04/15/32	2,139,586	2,818,905
2.13%, 02/15/40	4,857,826	5,238,874
2.13%, 02/15/41	2,040,240	2,196,135

Total U.S. Government Securities
(Cost $192,270,753)		208,203,886

	Number	Value
Security	of Shares	($)

Other Investment Company 2.6% of net assets

Money Fund 2.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	5,495,022	5,495,022

Total Other Investment Company
(Cost $5,495,022)		5,495,022

End of Investments.

At 05/31/2011, the tax basis cost of the fund’s investments was $198,955,916, and the unrealized appreciation and depreciation were $14,769,421 and ($26,429), respectively, with a net unrealized appreciation of $14,742,992.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

 1

 Schwab Inflation-Protected Fund

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$208,203,886	$—	$208,203,886
Other Investment Company(a)	5,495,022	—	—	5,495,022

Total	$5,495,022	$208,203,886	$—	$213,698,908

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46019MAY11 - 00

2

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

			Cost	Value
Holdings by Category			($)	($)

92.1%		Fixed-Rate Obligations	386,678,750	399,328,617
8.5%		Variable-Rate Obligations	36,900,734	36,928,327

100.6%		Total Investments	423,579,484	436,256,944
(0	.6)%	Other Assets and Liabilities, Net		(2,657,061)

100.0%		Net Assets		433,599,883

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

Fixed-Rate Obligations 92.1% of net assets

ALABAMA 0.8%
Birmingham
GO Refunding Warrants Series 2010A	5.00%		02/01/18		1,260,000	1,426,522
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/13	12/01/24	(a)	1,725,000	1,952,320
Huntsville
Water Revenue Warrant Series 2008	5.00%		11/01/15	(a)	250,000	287,440

						3,666,282

ARIZONA 3.0%
Glendale IDA
RB (Midwestern Univ) Series 2010	4.00%		05/15/12		500,000	511,935
RB (Midwestern Univ) Series 2010	5.00%		05/15/15		415,000	453,134
Refunding RB (Midwestern Univ) Series 2004	5.25%		05/15/14		400,000	434,180
Maricopa Cnty Community College District
GO Bonds Series 2011D	4.00%		07/01/21		3,500,000	3,733,275
Maricopa Cnty Elementary SD No. 17
GO Bonds (Tolleson Elementary) Series 2008B	4.00%		07/01/14	(a)	95,000	100,701
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	07/01/25	(f)	3,000,000	3,120,330
Payson USD No. 10
School Improvement Bonds Series 2008B	5.75%		07/01/28	(f)	1,375,000	1,477,272
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%		07/01/13		175,000	187,780
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.50%		01/01/18		85,000	91,085
Sr Lien Water Refunding RB Series 2009	3.63%		01/01/19		150,000	160,298
Univ Medical Center Corp
Hospital RB Series 2009	5.00%		07/01/13		540,000	561,033
Hospital RB Series 2009	5.00%		07/01/14		615,000	644,428
Hospital RB Series 2009	5.00%		07/01/15		295,000	308,815
Hospital RB Series 2009	5.50%		07/01/16		350,000	373,401
Hospital RB Series 2009	6.00%		07/01/18		500,000	539,040
Hospital RB Series 2009	5.75%		07/01/19		350,000	371,791

						13,068,498

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

ARKANSAS 0.1%
Pulaski Cnty
Hospital Refunding RB (Arkansas Children’s Hospital) Series 2010	3.00%		03/01/12		565,000	572,763

CALIFORNIA 16.7%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%		08/01/17		955,000	1,080,029
California
GO Refunding Bonds	5.00%		04/01/29		1,000,000	1,015,530
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%		05/01/16	(f)	750,000	876,540
California Educational Facilities Auth
RB (Pitzer College) Series 2009	5.25%		04/01/23		1,965,000	2,090,406
RB (Univ of San Francisco) Series 2011	5.00%		10/01/21		750,000	786,982
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	4.00%		02/01/16	(a)(f)	2,475,000	2,527,693
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%		02/01/21	(a)	375,000	408,698
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%		11/01/38	(f)	1,850,000	1,926,368
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%		05/15/27		2,055,000	2,156,209
RB (Sanford Consortium) Series 2010A	5.00%		05/15/28	(f)	2,160,000	2,251,735
California Public Works Board
Lease RB Series 2009I1	6.63%		11/01/34		2,000,000	2,155,340
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%		06/15/13	(f)	4,000,000	4,279,320
RB (St. Joseph Health System) Series 2000	4.50%		07/01/18	(f)	2,365,000	2,418,189
Emery USD
GO Bonds Series 2011A	6.50%		08/01/31		2,500,000	2,802,050
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	06/01/33	(a)(f)	2,010,000	2,159,484
Irvine Ranch Water District
Refunding COP Series 2010	5.00%		03/01/24		525,000	588,478
Jefferson UHSD
GO Bonds Series 2006D	0.00%		08/01/37	(g)	11,795,000	1,547,622
GO Bonds Series 2006D	0.00%		08/01/39	(g)	6,500,000	720,330
Kern Cnty
Refunding COP 2011 Series A	5.00%		11/01/16		1,935,000	2,094,734
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%		06/01/19		4,245,000	4,412,932
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%		04/01/17		1,525,000	1,683,478
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/16		1,050,000	1,103,172
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/17		1,100,000	1,140,568
Lease RB (Capital Equipment) Series 2009C	5.00%		09/01/18		1,000,000	1,086,530
Lease RB (Capital Equipment) Series 2009C	4.50%		09/01/19		1,050,000	1,090,992
Lease RB (Real Property) Series 2009E	5.13%		09/01/27		1,590,000	1,604,246
Midpeninsula Regional Open Space District
RB Series 2011	6.00%		09/01/41		2,000,000	2,085,280
Palomar Pomerado Health
COP 2010	5.25%		11/01/21		810,000	791,564
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%		03/01/22		1,860,000	2,010,325
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%		06/01/32		3,630,000	3,664,013
Roseville
Special Tax Refunding RB Series 2010	4.00%		09/01/16		1,000,000	1,018,920
Sacramento Municipal Utility District
Electric Refunding RB Series 2008U	5.00%		08/15/25		2,000,000	2,083,260
San Bernardino Cnty Transportation Auth
Sales Limited Tax Revenue Notes Series 2009A	4.00%		05/01/12		2,500,000	2,580,825

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%		03/01/18		2,265,000	2,297,842
San Diego USD
GO Bonds Series 2010C	0.00%		07/01/31	(g)	2,000,000	565,660
GO Bonds Series 2010C	0.00%		07/01/32	(g)	1,500,000	391,125
GO Bonds Series 2010C	0.00%		07/01/33	(g)	1,000,000	239,980
GO Bonds Series 2010C	0.00%		07/01/34	(g)	1,750,000	387,573
GO Bonds Series 2010C	0.00%		07/01/35	(g)	1,300,000	265,954
Santa Cruz High School District
GO Refunding Bonds Series 2005	5.00%		08/01/29		5,180,000	5,046,978
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%		01/01/19		1,165,000	1,242,135
Woodland Finance Auth
Water RB Series 2011	6.00%		03/01/41		1,500,000	1,538,775

						72,217,864

COLORADO 0.4%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%		10/01/14	(f)	750,000	825,375
RB (Catholic Health Initiatives) Series 2008D1	6.00%		10/01/23		250,000	276,125
Denver
Refunding Wastewater COP (Roslyn Properties) Series 2010B	2.00%		12/01/11		700,000	705,145

						1,806,645

CONNECTICUT 1.4%
New Haven
GO Bonds Series 2011A	5.00%		03/01/15		1,260,000	1,398,083
GO Refunding Bonds Series 2010B	4.00%		11/01/12		2,000,000	2,086,440
GO Refunding Bonds Series 2010B	4.00%		11/01/13		2,500,000	2,667,700

						6,152,223

DISTRICT OF COLUMBIA 1.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%		12/01/27	(f)	1,800,000	1,992,096
Income Tax Secured Refunding RB Series 2010A	5.00%		12/01/30		1,460,000	1,543,381
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%		10/01/17		50,000	55,694
Public Utility Sr Lien RB Series 2009A	6.00%		10/01/35	(f)	1,050,000	1,169,479
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%		10/01/18	(a)(f)	825,000	953,329

						5,713,979

FLORIDA 8.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%		12/01/18		500,000	564,290
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/14	08/15/34	(a)(f)	1,300,000	1,476,566
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) First Series 2009	2.00%	04/03/12	04/01/39		500,000	505,555
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%		10/01/28		1,500,000	1,535,160
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2008A	6.10%	11/15/13	11/15/37	(f)	1,000,000	1,100,460
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%		07/01/12		735,000	752,559
Refunding COP (Master Lease Program) Series 2010A	5.00%		07/01/24		4,000,000	4,264,200
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%		10/01/13		895,000	929,977
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%		10/01/18		200,000	229,680

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%		10/01/20		500,000	543,045
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%		10/01/26		4,750,000	5,022,935
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%		04/01/16	(f)	1,100,000	1,245,827
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%		01/01/13		800,000	836,440
RB (Nemours Foundation) Series 2009A	4.00%		01/01/14		300,000	319,128
RB (Nemours Foundation) Series 2009A	4.00%		01/01/15		440,000	473,233
RB (Nemours Foundation) Series 2009A	4.00%		01/01/16		825,000	893,063
RB (Nemours Foundation) Series 2009A	4.00%		01/01/17		560,000	602,263
RB (Nemours Foundation) Series 2009A	5.00%		01/01/18		300,000	339,201
RB (Nemours Foundation) Series 2009A	5.00%		01/01/19		545,000	610,536
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/13	10/01/23		1,900,000	2,006,362
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%		10/01/18	(a)	2,250,000	2,624,175
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%		10/01/16		75,000	85,988
Port St. Lucie
Refunding COP Series 2008	5.00%		09/01/13		1,845,000	1,952,047
Tampa
Sales Tax Refunding RB Series 2010	5.00%		10/01/15		605,000	686,863
Sales Tax Refunding RB Series 2010	4.00%		10/01/20		535,000	579,592
Sales Tax Refunding RB Series 2010	5.00%		10/01/21		490,000	557,654
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%		10/01/18	(e)	1,250,000	1,435,063
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%		10/01/30		2,000,000	2,230,820
Utility System Refunding RB Series 2011A	5.75%		10/01/31		1,000,000	1,107,510

						35,510,192

GEORGIA 1.4%
Dawson Cnty SD
GO School Bonds Series 2010	2.00%		02/01/12		400,000	404,648
GO School Bonds Series 2010	3.00%		02/01/13		600,000	623,052
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%		11/15/16		105,000	117,614
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%		11/15/17		100,000	111,276
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%		11/15/39		300,000	298,674
Fulton Cnty Development Auth
RB (Georgia State Univ - Student Recreation Center) Series 2011	5.00%		10/01/15		825,000	909,785
RB (Georgia State Univ - Student Recreation Center) Series 2011	5.00%		10/01/17		500,000	552,975
RB (Tuff Morehouse) Series 2002A	5.50%		02/01/22	(f)	2,130,000	2,162,951
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%		08/01/19		250,000	258,080
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%		08/01/21		195,000	208,453
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%		08/01/22		205,000	215,355

						5,862,863

HAWAII 0.3%
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/15		275,000	287,243
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/16		215,000	224,383
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/17		235,000	243,199
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/18		250,000	255,972
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/19		195,000	197,839
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/20		125,000	124,634

						1,333,270

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final	Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity	($)	($)

ILLINOIS 3.4%
Arlington Heights
GO Refunding Park Bonds Series 2010B	2.00%		12/01/12	705,000	717,119
GO Refunding Park Bonds Series 2010B	2.00%		12/01/13	525,000	539,080
GO Refunding Park Bonds Series 2010B	2.00%		12/01/15	200,000	202,586
Chicago
General Airport (O’Hare) Third Lien RB Series 2011A	5.75%		01/01/39	1,750,000	1,776,932
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/17	1,000,000	1,105,240
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/18	1,200,000	1,321,944
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/19	750,000	820,635
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%		01/01/25	2,000,000	2,147,780
Illinois
GO Refunding Bonds Series February 2010	5.00%		01/01/18	2,375,000	2,589,914
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/14	200,000	217,388
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/15	750,000	826,957
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/20	400,000	444,156
Illinois Finance Auth
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%		02/15/12	350,000	358,299
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%		02/15/13	1,500,000	1,543,500
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%		06/01/13	250,000	257,103

					14,868,633

INDIANA 1.1%
Indiana Finance Auth
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%		08/15/15	1,370,000	1,383,495
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%		08/15/16	1,430,000	1,429,914
State Revolving Fund Refunding Bonds Series 2010A	5.00%		02/01/19	945,000	1,115,979
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12	03/01/40	1,000,000	1,021,030

					4,950,418

IOWA 1.1%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%		06/15/25	950,000	1,046,387
Iowa Finance Auth
Health Facilities RB (Iowa Health System) Series 2005A	5.00%		02/15/12	975,000	999,346
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%		12/01/12	1,000,000	1,052,660
Private College Facility RB (Grinnell College) Series 2010	4.00%		12/01/13	1,500,000	1,614,825

					4,713,218

KANSAS 0.9%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%		05/15/13	100,000	102,018
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%		05/15/14	635,000	645,782
Health Facilities RB (Hays Medical Center) Series 2010Q	4.00%		05/15/15	210,000	220,401
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.00%		11/15/11	875,000	883,426
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.50%		11/15/12	180,000	186,039
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%		11/15/14	150,000	165,879
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%		11/15/15	185,000	207,093
Wichita
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-IIIA	4.50%		11/15/12	340,000	354,375
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-X	5.25%		11/15/24	890,000	920,652

					3,685,665

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

KENTUCKY 0.5%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System) Series 2009A	5.00%		08/15/18		1,000,000	1,077,530
RB (King’s Daughters Medical Center) Series 2008C	4.50%		02/01/13		1,005,000	1,052,396

						2,129,926

LOUISIANA 1.2%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/11		2,100,000	2,106,195
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/12		3,000,000	3,100,650

						5,206,845

MARYLAND 1.9%
Maryland
GO Bonds First Series 2011B	3.50%		03/15/23		7,000,000	7,148,260
Maryland Community Development Administration
Housing RB Series 1996A	5.88%		07/01/16		95,000	95,061
Prince George’s Cnty
COP Series 2011	5.00%		10/01/30		900,000	952,902

						8,196,223

MASSACHUSETTS 4.6%
Chatham
GO Refunding Bonds	4.00%		07/01/13		285,000	304,856
GO Refunding Bonds	4.00%		07/01/14		60,000	65,614
GO Refunding Bonds	5.00%		07/01/16		250,000	294,098
GO Refunding Bonds	5.00%		07/01/17		295,000	349,858
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/14	07/01/31	(a)(f)	7,000,000	7,968,100
Assessment Bonds Series 2005A	5.00%		07/01/14		850,000	953,896
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%		07/01/16		390,000	432,654
RB (New England Conservatory of Music) Series 2008	4.00%		07/01/12		120,000	121,888
RB (New England Conservatory of Music) Series 2008	4.00%		07/01/15		325,000	330,993
RB (Tufts Medical Center) Series 2011I	4.00%		01/01/13		700,000	717,885
RB (Tufts Medical Center) Series 2011I	5.00%		01/01/14		915,000	963,769
RB (Tufts Medical Center) Series 2011I	5.00%		01/01/17		1,000,000	1,040,890
RB (Tufts Medical Center) Series 2011I	5.00%		01/01/18		885,000	908,399
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	02/20/14	10/01/37		2,000,000	2,032,000
Massachusetts State College Building Auth
RB Series 2009B	5.00%		05/01/25		1,320,000	1,441,876
RB Series 2009B	5.00%		05/01/26		1,030,000	1,113,760
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%		01/01/20	(a)	725,000	851,244

						19,891,780

MICHIGAN 3.9%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	04/15/27	(a)	1,000,000	1,051,370
Grand Rapids Sanitary Sewer System
Refunding RB Series 2010	5.00%		01/01/25		1,000,000	1,115,080
Refunding RB Series 2010	5.00%		01/01/26		1,345,000	1,489,305
Refunding RB Series 2010	5.00%		01/01/27		2,000,000	2,220,300
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%		11/01/22		2,900,000	3,203,369
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%		12/01/13		1,000,000	1,059,720

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Refunding RB (Trinity Health) Series 2010A	5.00%		12/01/15		1,000,000	1,113,760
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4	1.35%	04/01/13	11/15/47		2,925,000	2,943,047
Refunding RB (Trinity Health) Series 2008A1	5.25%		12/01/15		1,500,000	1,686,555
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%		07/01/19		1,000,000	1,018,010

						16,900,516

MINNESOTA 0.7%
Minneapolis & St. Paul HRA
Health Care Facilities RB (Children’s Health Care) Series 1995B	3.00%		08/15/11		250,000	251,060
Health Care Facilities RB (Children’s Health Care) Series 2010A	2.00%		08/15/11		330,000	330,822
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%		08/15/12		275,000	281,407
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%		08/15/12		500,000	513,595
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2011	4.50%	11/15/21	11/15/38		1,000,000	1,071,480
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%		02/01/12		250,000	253,700
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%		02/01/13		300,000	304,086

						3,006,150

MISSOURI 1.2%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%		08/01/13	(f)	1,600,000	1,691,216
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	10/01/25	(a)	1,260,000	1,336,154
Missouri Environmental Improvement & Energy Resources Auth
Water Pollution Control & Drinking Water Refunding RB Series 2010A	5.00%		01/01/21		1,950,000	2,297,861

						5,325,231

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%		01/01/19		500,000	577,950

NEVADA 2.0%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%		07/01/12		2,000,000	2,082,660
Airport System RB Sr Series 2010D	5.00%		07/01/17		1,000,000	1,134,700
Airport System RB Sr Series 2010D	5.00%		07/01/18		1,750,000	1,981,193
Passenger Facility Charge Sub Lien RB Series 2008A	5.00%		07/01/15		1,115,000	1,227,414
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%		12/01/18		1,890,000	2,079,189

						8,505,156

NEW HAMPSHIRE 0.6%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%		06/01/19		400,000	472,056
RB (Dartmouth-Hitchcock) Series 2009	6.00%		08/01/38		600,000	625,872
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%		07/01/38		1,540,000	1,662,045

						2,759,973

NEW JERSEY 6.1%
Cranbury Township
General Improvement Refunding Bonds	2.75%		12/01/15	(f)	430,000	457,326

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
General Improvement Refunding Bonds	3.00%		12/01/16		320,000	345,226
General Improvement Refunding Bonds	3.00%		12/01/17		285,000	304,249
General Improvement Refunding Bonds	4.00%		12/01/18		400,000	449,792
General Improvement Refunding Bonds	3.50%		12/01/19		410,000	440,877
Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010	3.00%		09/15/14		2,935,000	3,118,232
Lease RB Series 2008	4.00%		12/15/15		415,000	462,040
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%		07/01/14		430,000	441,941
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%		07/01/16		225,000	240,530
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%		12/01/18		85,000	102,431
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%		02/01/13		245,000	255,119
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%		06/15/28		500,000	519,230
COP (Equipment Lease Purchase) Series 2009A	5.25%		06/15/29		150,000	154,352
New Jersey Building Auth
Refunding RB Series 2009B	4.00%		12/15/19		135,000	138,337
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%		09/01/16		920,000	1,023,739
School Facilities Construction Refunding Bonds Series 2011GG	5.00%		09/01/19		2,500,000	2,716,025
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%		07/01/19		140,000	165,904
New Jersey Health Care Facilities Financing Auth
Refunding RB (Atlantic Health Systems) Series 1997A	6.00%		07/01/12	(a)(f)	2,000,000	2,121,900
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%		12/15/15		110,000	124,260
Transportation System Bonds Series 2011A	5.13%		06/15/29		1,000,000	1,011,320
Transportation System Bonds Series 2011A	5.25%		06/15/30		3,000,000	3,063,300
Passaic Cnty
Refunding Bonds Series 2011	2.00%		05/01/12		1,210,000	1,221,604
Refunding Bonds Series 2011	5.00%		05/01/13		2,450,000	2,625,346
Refunding Bonds Series 2011	5.00%		05/01/17		4,180,000	4,733,641
Princeton Township
General Improvement Refunding Bonds	4.00%		09/01/12		75,000	78,406
General Improvement Refunding Bonds	4.00%		09/01/13		125,000	134,431

						26,449,558

NEW MEXICO 0.6%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%		07/01/12	(f)	1,150,000	1,196,265
Bernalillo Cnty
GO Refunding Bonds Series 2010	3.50%		02/01/17		230,000	252,772
GO Refunding Bonds Series 2010	4.00%		02/01/19		500,000	559,755
GO Refunding Bonds Series 2010	4.00%		02/01/20		180,000	200,016
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%		08/01/15		500,000	550,880
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%		08/01/16		10,000	11,243

						2,770,931

NEW YORK 6.0%
Lake Success
GO Refunding Bonds Series 2010B	4.00%		12/01/18		360,000	397,472
GO Refunding Bonds Series 2010B	4.00%		12/01/19		125,000	136,864
Long Island Power Auth
Electric System General RB Series 2009A	5.00%		04/01/15		70,000	78,690
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%		11/15/13		1,000,000	1,068,650
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%		11/15/18		145,000	171,880
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	08/01/16	(a)	60,000	63,838
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%		08/01/16		3,000,000	3,358,410

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/18		1,000,000	1,184,490
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/20		1,000,000	1,172,410
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%		02/01/35		5,000,000	5,193,850
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%		08/15/16		750,000	860,603
Mental Health Services Facilities RB Series 2010A	4.00%		02/15/12		200,000	204,258
Mental Health Services Facilities RB Series 2010A	4.00%		02/15/13		1,000,000	1,049,390
RB (Cornell Univ) Series 1990B	5.00%		07/01/18		380,000	448,286
RB (New York Univ Hospitals Center) Series 2011A	5.00%		07/01/15		1,000,000	1,089,840
RB (New York Univ Hospitals Center) Series 2011A	5.00%		07/01/19		1,370,000	1,472,544
RB (Orange Regional Medical Center) Series 2008	5.50%		12/01/11		370,000	372,708
State Personal Income Tax RB Series 2009A	5.00%		02/15/18		3,000,000	3,528,720
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%		04/01/16		605,000	659,535
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%		04/01/16		1,675,000	1,906,770
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%		04/01/17		750,000	817,440
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%		12/15/17		570,000	675,769

						25,912,417

NORTH CAROLINA 1.1%
Durham Cnty
COP Series 2009A	4.00%		06/01/18		1,800,000	1,950,624
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%		01/01/15		915,000	952,753
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%		01/01/17		1,390,000	1,435,592
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%		01/01/18		320,000	316,102

						4,655,071

OHIO 1.8%
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%		06/01/12		125,000	126,010
General Receipts Bonds Series 2010A	3.00%		06/01/13		845,000	868,804
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%		11/01/14		635,000	632,339
Hospital Facilities RB (UC Health) Series 2010	3.00%		11/01/15		630,000	616,461
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/11	12/01/36	(a)	190,000	195,620
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2010	5.00%		12/01/23		2,910,000	3,287,660
RB (Water Pollution Control Loan Fund) Series 2010A	5.00%		12/01/24		1,400,000	1,570,646
Westerville
GO Limited Tax Bonds Series 2010	4.00%		12/01/18		365,000	410,165

						7,707,705

OKLAHOMA 0.2%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%		09/01/16	(f)	945,000	1,078,878

OREGON 0.8%
Chemeketa Community College District
GO Bonds Series 2008	5.50%		06/15/24		375,000	428,933
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%		03/01/14	(c)(d)	805,000	806,368
Oregon State Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%		05/01/21		2,000,000	2,123,720

						3,359,021

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

PENNSYLVANIA 3.0%
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	08/15/33	(a)	1,900,000	2,104,611
Montgomery Cnty Higher Education & Health Auth
RB (Arcadia Univ) Series 2010	5.25%		04/01/30		1,060,000	1,036,373
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%		04/01/18		620,000	627,260
COP (Dept of Corrections) Series 2010A	3.05%		10/01/18		1,830,000	1,852,802
COP (Dept of Corrections) Series 2010A	3.30%		10/01/19		1,005,000	1,015,935
COP (Dept of Corrections) Series 2010A	3.50%		04/01/20		580,000	589,245
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%		09/01/13		2,000,000	2,046,460
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%		06/15/18		2,000,000	2,340,320
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%		06/15/20		1,070,000	1,248,358

						12,861,364

PUERTO RICO 2.8%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%		07/01/16		1,750,000	1,864,397
Puerto Rico Electric Power Auth
Power RB Series LL	5.50%		07/01/19		2,290,000	2,528,366
Power RB Series ZZ	5.25%		07/01/23		1,900,000	1,952,383
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%		08/01/37		5,000,000	5,074,300
Sales Tax RB First Sub Series 2010A	5.63%		08/01/30		850,000	855,925

						12,275,371

SOUTH CAROLINA 0.7%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%		03/01/22		320,000	366,986
Refunding RB Series 2010B	5.00%		03/01/23		495,000	565,463
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	08/15/32	(a)(f)	2,000,000	2,148,920

						3,081,369

SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%		11/01/16		385,000	426,634
RB (Sanford Health) Series 2009	5.00%		11/01/17		1,000,000	1,087,240

						1,513,874

TENNESSEE 0.3%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%		12/01/14		120,000	125,365
Electric System Sub Refunding RB Series 2010	5.00%		12/01/14		1,000,000	1,130,030

						1,255,395

TEXAS 6.7%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%		02/15/36	(a)(e)	3,650,000	3,795,927
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%		02/15/33	(a)	2,315,000	2,446,052
Unlimited Tax GO Bonds Series 2011	5.00%		02/15/36	(a)	1,900,000	1,989,110
Brownsboro ISD
Unlimited Tax GO & Refunding Bonds Series 2011	5.00%		08/15/30	(a)	1,200,000	1,290,576

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%		02/15/19		695,000	777,920
Conroe ISD
Unlimited Tax Bonds Series 2011	5.00%		02/15/30	(a)	2,105,000	2,255,065
Unlimited Tax Refunding Bonds Series 2004B	1.50%		02/15/12	(a)	10,000	10,090
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%		02/01/12	(a)	250,000	256,240
Unlimited Tax Refunding Bonds Series 2010	4.00%		02/01/13	(a)	250,000	264,370
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%		03/01/19		500,000	569,795
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%		03/01/17		100,000	117,030
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%		03/01/18	(c)	2,000,000	2,172,580
Galveston Cnty
Limited Tax Flood Control Bonds Series 2009C1	3.00%		02/01/15		60,000	63,901
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13	12/01/41		1,000,000	1,072,000
Katy ISD
Refunding Bonds Series 2010A	4.00%		02/15/13	(a)	1,050,000	1,111,761
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%		08/01/17		710,000	802,023
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%		09/15/18		150,000	159,710
North Texas Tollway Auth
System RB Series 2011A	5.00%		09/01/21		500,000	564,995
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%		02/01/14		750,000	838,470
Electric & Gas Systems Refunding RB Series 2009D	5.00%		02/01/17		1,130,000	1,325,761
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%		07/01/20		5,000,000	5,041,900
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%		03/01/18		1,625,000	1,928,843

						28,854,119

UTAH 0.5%
Riverton
RB (IHC Health Services) Series 2009	5.00%		08/15/15		950,000	1,066,679
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%		02/01/15		725,000	770,523
Sales Tax Refunding RB Series 2010A	3.00%		02/01/16		300,000	321,162

						2,158,364

VIRGINIA 1.3%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%		01/01/19		455,000	505,159
Fairfax Cnty IDA
Hospital RB (Inova Health) Series 2009A	5.00%		05/15/17		90,000	103,117
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%		01/15/31		750,000	823,567
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%		03/01/18		95,000	107,828
Leesburg
GO Refunding Bonds Series 2009B	4.00%		02/01/12		200,000	204,992
GO Refunding Bonds Series 2009B	3.00%		02/01/13		60,000	62,519
Mosaic District Community Development Auth
RB Series 2011A	6.88%		03/01/36	(e)	1,000,000	1,003,730
Richmond
GO Bonds Series 2009A	4.00%		07/15/16		85,000	95,919

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
GO Bonds Series 2009B	4.00%		07/15/14		2,395,000	2,622,669
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%		03/01/20		225,000	227,830

						5,757,330

WASHINGTON 0.5%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%		07/01/18		1,000,000	1,200,330
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%		12/01/11		130,000	133,415
Washington
GO Bonds Series 1990A	6.75%		02/01/15		825,000	894,770

						2,228,515

WISCONSIN 2.5%
Kaukauna Area SD
GO Refunding Bonds	2.00%		03/01/12		1,100,000	1,109,768
GO Refunding Bonds	3.00%		03/01/13		1,000,000	1,033,430
GO Refunding Bonds	3.00%		03/01/14		1,745,000	1,829,039
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%		05/01/26		700,000	801,773
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/14	08/15/25		1,475,000	1,566,111
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/16	08/15/27		1,250,000	1,352,538
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%		08/15/18		450,000	470,457
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%		08/15/24		1,050,000	1,124,046
RB (Meriter Hospital) Series 2011A	6.00%		05/01/41	(e)	1,500,000	1,499,910

						10,787,072

Total Fixed-Rate Obligations
(Cost $386,678,750)						399,328,617

Variable-Rate Obligations 8.5% of net assets

ALASKA 0.6%
Valdez
RB (Exxon Pipeline) Series 1985	0.10%	06/01/11	10/01/25		2,725,000	2,725,000

CALIFORNIA 0.8%
California Infrastructure & Economic Development Bank
RB ( J. Paul Getty Trust) Series 2004B	0.08%	06/01/11	10/01/23		1,000,000	1,000,000
RB (Contemporary Jewish Museum) Series 2006	0.14%	06/01/11	12/01/36	(a)	1,000,000	1,000,000
Refunding RB (J. Paul Getty Trust) Series 2007A4	0.09%	06/01/11	10/01/47		1,500,000	1,500,000

						3,500,000

CONNECTICUT 2.4%
Connecticut
GO Bonds Series 2011A	1.12%	06/02/11	05/15/18		5,275,000	5,288,082
GO Bonds Series 2011C	1.50%	06/07/11	05/15/19		5,000,000	5,012,300

						10,300,382

ILLINOIS 0.5%
Chicago
Sales Tax Refunding RB Series 2002	0.13%	06/01/11	01/01/34	(b)	2,000,000	2,000,000

MASSACHUSETTS 0.9%
Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.39%	06/01/11	03/01/26	(b)	1,400,000	1,400,000

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
GO Refunding Bonds Series 2010A	0.56%	06/02/11	02/01/13		1,500,000	1,501,395
GO Refunding Bonds Series 2011A	0.84%	06/02/11	02/01/15		1,000,000	998,580

						3,899,975

MISSISSIPPI 0.3%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993	0.11%	06/01/11	06/01/23		1,500,000	1,500,000

NEW YORK 1.5%
New York City
GO Bonds Fiscal 2008 Series J4	0.75%	06/01/11	08/01/28	(b)(c)	1,500,000	1,500,000
GO Bonds Fiscal 2008 Series L6	0.09%	06/01/11	04/01/32	(b)	3,000,000	3,000,000
New York City Municipal Water Finance Auth
Water & Sewer RB Fiscal 2009 Series BB1	0.14%	06/01/11	06/15/39	(b)	2,000,000	2,000,000

						6,500,000

PENNSYLVANIA 0.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.23%	06/02/11	05/15/38		1,500,000	1,502,970

TEXAS 1.2%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital System) Series 2008A2	0.10%	06/01/11	12/01/41		5,000,000	5,000,000

Total Variable-Rate Obligations
(Cost $36,900,734)						36,928,327

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $423,579,408 and the unrealized appreciation and depreciation were $13,042,140 and ($364,604), respectively, with a net unrealized appreciation of $12,677,536.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,478,948 or 1.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $806,368 or 0.2% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$399,328,617	$—	$399,328,617
Variable-Rate Obligations(a)	—	36,928,327	—	36,928,327

Total	$—	$436,256,944	$—	$436,256,944

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG46022MAY11 - 00

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

		Cost	Value
Holdings by Category		($)	($)

92.0%	Fixed-Rate Obligations	331,702,865	342,668,889
6.4%	Variable-Rate Obligations	23,710,000	23,664,539

98.4%	Total Investments	355,412,865	366,333,428
1.6%	Other Assets and Liabilities, Net		5,996,354

100.0%	Net Assets		372,329,782

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

Fixed-Rate Obligations 92.0% of net assets

CALIFORNIA 87.5%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%		09/01/20	(a)(g)	5,000,000	5,370,800
RB (Channing House) Series 2010	5.25%		05/15/20	(a)	2,000,000	2,066,280
RB (Sharp HealthCare) Series 2009B	6.00%		08/01/24	(g)	925,000	983,747
RB (Sharp HealthCare) Series 2011A	6.00%		08/01/30		1,000,000	1,020,490
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%		12/15/17	(a)	95,000	95,135
Acton-Agua Dulce USD
GO Bonds Series A	5.00%		08/01/26	(g)	1,190,000	1,245,085
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%		10/01/16	(g)	1,170,000	1,179,196
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%		08/01/12	(g)	810,000	837,208
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%		10/01/25		2,000,000	2,130,960
Lease Refunding RB Series 2008	4.50%		08/01/17		1,165,000	1,281,174
Sr Lease RB Series 1997A	6.00%		09/01/24	(g)	5,000,000	5,827,100
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%		06/01/16		100,000	110,918
California
Economic Recovery Bonds Series 2004A	5.00%		07/01/12		1,310,000	1,371,531
Economic Recovery Bonds Series 2004A	5.25%		07/01/13	(a)	165,000	181,723
Economic Recovery Bonds Series 2004A	5.25%		07/01/13		275,000	299,390
Economic Recovery Bonds Refunding Series 2009A	5.00%		07/01/22		1,460,000	1,570,172
GO Bonds	5.50%		04/01/19		1,000,000	1,169,420
GO Bonds	5.00%		11/01/19		3,000,000	3,402,480
GO Bonds	5.00%	02/01/12	02/01/21	(a)	600,000	619,182
GO Bonds	5.00%		11/01/24		2,000,000	2,132,860
GO Bonds	5.00%		11/01/25		5,000,000	5,260,450
GO Bonds	5.00%		09/01/27		3,300,000	3,371,445
GO Bonds	5.25%	06/01/14	12/01/28	(a)	525,000	596,500
GO Bonds Series 2000	5.63%		05/01/18		50,000	50,160
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/12	05/01/16	(a)	4,110,000	4,348,832
Power Supply RB Series 2002A	5.75%	05/01/12	05/01/17	(a)(g)	3,000,000	3,181,140
Power Supply RB Series 2005F5	5.00%		05/01/22		2,750,000	3,065,480
Power Supply RB Series 2008H	4.50%		05/01/17		1,650,000	1,894,744

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Power Supply RB Series 2010M	4.00%		05/01/19		750,000	828,585
Water System RB (Central Valley) Series AE	5.00%		12/01/21		55,000	61,489
Water System RB (Central Valley) Series AI	5.00%		12/01/16	(f)	2,000,000	2,353,220
California Educational Facilities Auth
RB (Harvey Mudd College) Series 2011	5.25%		12/01/31		500,000	514,225
RB (Harvey Mudd College) Series 2011	5.25%		12/01/41		745,000	738,280
RB (Univ of San Francisco) Series 2011	5.00%		10/01/14		1,000,000	1,078,320
RB (Univ of San Francisco) Series 2011	5.00%		10/01/16		1,200,000	1,312,980
RB (Univ of Southern California) Series 2009C	5.25%		10/01/24	(g)	2,000,000	2,335,240
Refunding RB (Univ of San Diego) Series 2011	4.50%		10/01/17		1,230,000	1,335,571
Refunding RB (Univ of San Diego) Series 2011	5.00%		10/01/18		680,000	755,140
Refunding RB (Univ of San Diego) Series 2011	5.00%		10/01/21		500,000	549,040
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%		02/01/15	(a)	1,345,000	1,458,370
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%		02/01/20	(a)	1,000,000	1,072,520
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%		12/01/12	(a)(g)	100,000	102,983
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%		12/01/13	(a)(g)	170,000	177,662
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%		12/01/15	(a)	150,000	161,814
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%		12/01/16	(a)	340,000	370,474
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%		12/01/17	(a)	200,000	215,490
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%		12/01/18	(a)	175,000	190,010
RB (Adventist Health System West) Series 2009C	5.00%		03/01/14		750,000	805,395
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	07/01/28	(g)	3,960,000	4,109,688
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/14	07/01/27		1,500,000	1,613,625
RB (Scripps Health) Series 2008A	5.00%		10/01/16	(g)	3,285,000	3,664,385
RB (St. Joseph Health System) Series 2009C	5.00%	10/16/14	07/01/34		3,000,000	3,252,960
RB (Sutter Health) Series 2008A	5.00%		08/15/12	(g)	1,705,000	1,779,628
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.25%		02/01/21		2,425,000	2,569,530
RB (Sanford Consortium) Series 2010A	4.00%		05/15/17		315,000	344,799
RB (Sanford Consortium) Series 2010A	4.00%		05/15/18		775,000	842,030
RB (Sanford Consortium) Series 2010A	5.00%		05/15/20		245,000	280,106
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%		12/01/19		470,000	542,690
RB (USC-Soto St Health Sciences Building) Series 2010	3.25%		12/01/21		850,000	845,512
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%		12/01/23		720,000	798,012
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/25		250,000	266,045
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/26		400,000	421,884
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/27		300,000	314,247
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/29		500,000	517,325
California Municipal Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2008A	1.63%	09/01/11	02/01/19		1,000,000	1,001,070
California Public Works Board
Lease RB Series 2009I1	6.63%		11/01/34		2,750,000	2,963,592
Lease RB (California State Univ) Series 2009J	6.00%		11/01/29		450,000	473,935
Lease RB (Dept of Corrections) Series 1993E	5.50%		06/01/15		455,000	478,369
California Statewide Communities Development Auth
Collateralized RB (Sunnyside/Vermont) Series 2001A	7.00%		04/20/36	(a)	3,820,000	4,015,355
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%		06/01/33		1,000,000	1,016,520
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%		07/20/14	(a)	565,000	562,616
RB (Cottage Health System) Series 2010	5.00%		11/01/16		225,000	248,974
RB (Cottage Health System) Series 2010	5.00%		11/01/17		475,000	522,457
RB (Cottage Health System) Series 2010	5.00%		11/01/18		600,000	654,606
RB (Enloe Medical Center) Series 2008A	5.25%		08/15/12	(a)	975,000	1,014,965
RB (Enloe Medical Center) Series 2008A	5.50%		08/15/13	(a)	250,000	267,893
RB (Kaiser Permanente) Series 2002C	3.85%	06/01/12	11/01/29		550,000	567,754
RB (Kaiser Permanente) Series 2009A	5.00%		04/01/14		4,900,000	5,321,792
RB (Proposition 1A Receivables) Series 2009	5.00%		06/15/13		5,595,000	5,985,699
RB (St. Joseph Health System) Series 2000	4.50%		07/01/18		5,515,000	5,639,032
RB (Sutter Health) Series 2011A	6.00%		08/15/42		1,000,000	1,045,910
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%		11/15/14		835,000	859,357
Carmichael Water District
Water Revenue Refunding COP Series 2010	5.00%		11/01/25		610,000	635,547

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Water Revenue Refunding COP Series 2010	5.00%		11/01/26		820,000	846,060
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/14	01/01/35	(a)	500,000	567,440
Central Valley Financing Auth
Refunding RB (Carson Ice Cogeneration) Series 2009	3.00%		07/01/11		825,000	826,270
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%		10/01/13		200,000	206,138
Revenue Refunding COP Series 2010	4.00%		10/01/17		235,000	245,822
Revenue Refunding COP Series 2010	4.00%		10/01/20		120,000	118,980
Cupertino Union School District
GO Refunding Bonds Series 2011A	5.00%		08/01/23		240,000	279,931
GO Refunding Bonds Series 2011A	5.00%		08/01/24		600,000	690,780
GO Refunding Bonds Series 2011A	5.00%		08/01/26		825,000	927,762
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%		09/01/13		135,000	148,541
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%		07/01/12		880,000	884,391
Emery USD
GO Bonds Series 2011A	6.50%		08/01/31		2,500,000	2,802,050
Foothill-DeAnza Community College District
GO Bonds Series C	5.00%		08/01/40	(f)	1,000,000	1,020,710
Fresno
Water System RB Series 2010A1	5.50%		06/01/21		2,000,000	2,291,420
Water System RB Series 2010A1	5.50%		06/01/22		3,650,000	4,098,293
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%		06/01/33	(a)	5,630,000	6,048,703
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%		09/01/24		1,675,000	1,954,390
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%		08/01/25		500,000	508,425
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%		08/01/30		1,000,000	1,006,430
Irvine Ranch Water District
Refunding COP Series 2010	5.00%		03/01/27		2,900,000	3,103,203
Jefferson UHSD
GO Bonds Series 2006D	0.00%		08/01/33	(h)	8,915,000	1,661,667
Kern Cnty
Refunding COP 2011 Series A	5.00%		11/01/15		1,520,000	1,641,433
Refunding COP 2011 Series A	5.00%		11/01/17		1,460,000	1,564,813
Refunding COP 2011 Series A	5.00%		11/01/18		1,235,000	1,306,185
Los Angeles
Airport Sr RB Series 2010A	4.00%		05/15/20		500,000	531,710
Judgment Obligation Bonds Series 2010A	5.00%		06/01/20		5,690,000	6,246,994
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11		1,500,000	1,502,070
Los Angeles Community College District
GO Bonds Series 2008F1	5.00%		08/01/27		2,500,000	2,577,200
GO Bonds Series 2009A	6.00%		08/01/33		1,750,000	1,885,397
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%		09/01/17		1,340,000	1,406,156
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%		05/15/21		430,000	470,880
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%		05/15/23		1,290,000	1,394,284
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%		07/01/14		1,355,000	1,358,184
Power System RB Series 2009B	5.25%		07/01/23		2,750,000	3,067,570
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%		08/01/14		175,000	190,831
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/16		1,600,000	1,681,024
Lease RB (Capital Equipment) Series 2010A	4.00%		11/01/16		1,895,000	1,993,805
Lease RB (Real Property) Series 2009E	5.00%		09/01/13		500,000	533,885
Lease RB (Real Property) Series 2009E	5.00%		09/01/26		1,750,000	1,753,377
Los Angeles USD
COP Series 2010B2	3.00%		12/01/11		750,000	756,412
GO Bonds Series 2005E	5.75%		07/01/11		300,000	301,257
GO Bonds Series 2007E	5.00%		07/01/24		390,000	411,060

 3

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
TRAN 2010-2011 Series A	2.00%		06/30/11		1,000,000	1,001,049
Los Gatos
COP (Library) 2010	5.00%		08/01/21		500,000	548,740
Lynwood Public Financing Auth
Lease Refunding RB Series 2003	5.00%		09/01/18		1,000,000	1,050,170
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%		07/01/16		1,065,000	1,193,908
Sub Lien RB Series 2008L	5.00%		07/01/17		855,000	950,341
Malibu
COP (City Hall) Series 2009A	4.00%		07/01/14		70,000	74,633
COP (City Hall) Series 2009A	4.00%		07/01/17		100,000	108,173
COP (City Hall) Series 2009A	4.00%		07/01/18		75,000	80,293
COP (City Hall) Series 2009A	5.00%		07/01/20		75,000	83,636
COP (City Hall) Series 2009A	5.00%		07/01/21		110,000	121,032
COP (City Hall) Series 2009A	5.00%		07/01/22		150,000	164,162
Menifee USD
GO Bonds Series A	5.50%		08/01/27		425,000	458,294
GO Bonds Series A	5.50%		08/01/29		180,000	192,609
Midpeninsula Regional Open Space District
RB Series 2011	6.00%		09/01/41		3,000,000	3,127,920
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%		12/01/13	(a)	2,685,000	2,837,025
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13	12/01/38		2,500,000	2,667,675
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	4.00%		05/01/13		690,000	733,739
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%		09/01/40		1,000,000	1,009,420
Orange Cove Irrigation District
Water Refunding RB Series 2009	4.00%		02/01/17		1,465,000	1,536,814
Palomar Pomerado Health
COP 2009	5.50%		11/01/19		3,000,000	3,072,840
Pasadena
Refunding COP Series 2008C	5.00%		02/01/28		1,170,000	1,208,037
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%		08/01/21		130,000	146,884
GO Bonds Series 2009D	5.00%		08/01/22		300,000	333,492
GO Bonds Series 2009D	5.00%		08/01/24		350,000	382,298
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%		03/01/25		400,000	418,504
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%		08/01/23	(a)	975,000	1,272,570
Port of Oakland
RB Series 2002M	5.25%	11/01/12	11/01/16	(a)	3,600,000	3,854,448
Redlands USD
GO Bonds Series 2008	5.00%		07/01/27	(a)	90,000	93,416
Riverside Cnty
Teeter Obligation Notes Series 2010C	2.00%		10/12/11		2,000,000	2,010,480
Roseville
Special Tax Refunding RB Series 2010	3.00%		09/01/14		2,200,000	2,193,862
Ross Valley SD
GO Bonds Series A	5.00%		08/01/31		1,000,000	1,001,510
GO Bonds Series A	5.50%		08/01/41		1,000,000	1,012,340
Sacramento Municipal Utility District
Electric Refunding RB Series 2008U	5.00%		08/15/25		3,000,000	3,124,890
San Bernardino Cnty Transportation Auth
Sales Limited Tax Revenue Notes Series 2009A	4.00%		05/01/12		5,500,000	5,677,815
San Bernardino Community College District
GO Bonds Series A	6.25%		08/01/33		1,165,000	1,281,815
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%		09/01/19		1,010,000	1,098,021
Lease Refunding RB Series 2010A	4.25%		03/01/20		950,000	964,525
Lease Refunding RB Series 2010A	5.00%		09/01/20		795,000	859,713
Water Refunding RB Series 2009A	5.00%		08/01/26		780,000	814,281
San Diego Regional Building Auth
Lease RB Series 2009A	3.00%		02/01/13		25,000	25,843

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Lease RB Series 2009A	4.00%		02/01/16		415,000	449,445
Lease RB Series 2009A	4.00%		02/01/17		890,000	953,724
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/15		650,000	723,781
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/17		1,000,000	1,121,500
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/21		4,225,000	4,580,196
GO Bonds (San Francisco General Hospital ) Series 2010A	5.00%		06/15/12		4,000,000	4,188,280
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%		05/01/24		1,000,000	1,063,100
Second Series RB Series 2009E	5.50%		05/01/25		1,950,000	2,097,322
Second Series Refunding RB Series 2010C	5.00%		05/01/19		2,000,000	2,211,520
Second Series Refunding RB Series 2011B	5.50%		05/01/21		750,000	864,495
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%		08/01/24		4,450,000	4,847,741
GO Bonds Series 2007B	5.00%		08/01/35		5,525,000	5,686,827
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%		11/01/19		2,535,000	2,745,684
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.13%		08/01/26		350,000	354,932
Tax Allocation RB Series 2011B	6.63%		08/01/41		1,650,000	1,679,221
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%		08/01/27	(a)(h)	770,000	285,693
GO Bonds Series 2008A	0.00%		08/01/28	(a)(h)	500,000	171,880
GO Bonds Series 2008A	0.00%		08/01/30	(a)(h)	300,000	88,068
GO Bonds Series 2008A	0.00%		08/01/31	(a)(h)	950,000	257,051
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%		07/15/17		875,000	937,702
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%		07/15/20		650,000	713,076
San Rafael Redevelopment Agency
Tax Allocation Refunding Bonds Series 2009	4.00%		12/01/19		430,000	449,543
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%		11/15/22		1,600,000	1,692,656
RB (El Camino Hospital) Series 2007A	5.00%		02/01/17		230,000	249,658
RB (El Camino Hospital) Series 2007B	5.00%		02/01/16		50,000	54,454
RB (El Camino Hospital) Series 2007B	5.00%		02/01/17		115,000	124,829
RB (El Camino Hospital) Series 2007C	5.00%		02/01/17		300,000	325,641
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%		09/01/36		1,000,000	1,037,840
Santa Cruz High School District
GO Refunding Bonds Series 2005	5.00%		08/01/29		5,680,000	5,534,138
Santa Monica Community College District
GO Bonds Series 2009C	5.25%		08/01/22		450,000	513,351
Santa Monica-Malibu USD
GO Bonds Series B	5.00%		08/01/17		115,000	135,048
GO Bonds Series B	5.00%		08/01/18		200,000	236,474
GO Bonds Series B	5.00%		08/01/19		75,000	88,398
South Coast Water District Financing Auth
Refunding RB Series 2010A	5.00%		02/01/29		2,330,000	2,472,736
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%		07/01/21		4,985,000	6,005,230
Southern California Public Power Auth
Refunding RB (Tieton Hydropower) Series 2010A	5.00%		07/01/28		1,555,000	1,621,787
Taft City Elementary SD
GO Bonds Series 2001A	4.90%		08/01/20		415,000	423,586
Tuolumne Wind Project Auth
RB Series 2009A	5.00%		01/01/22		800,000	858,856
Tustin USD
GO Bonds (District No. 2008-1) Series B	6.00%		08/01/36	(f)	1,500,000	1,630,710
Univ of California
General RB Series 2009Q	5.25%		05/15/26		5,830,000	6,342,399
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%		01/01/19		1,165,000	1,242,135
COP (San Antonio Community Hospital) Series 2011	6.50%		01/01/41		2,500,000	2,542,575
Washington Township Health Care District
GO Bonds Series 2009A	6.00%		08/01/11		1,160,000	1,170,405
GO Bonds Series 2009A	6.00%		08/01/12		1,000,000	1,058,400

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
GO Bonds Series 2009A	6.50%		08/01/13		250,000	279,033
RB Series 2009A	4.50%		07/01/11		150,000	150,443
RB Series 2009A	4.50%		07/01/12		275,000	282,827
RB Series 2009A	4.50%		07/01/13		250,000	261,353
RB Series 2009A	5.00%		07/01/14		300,000	320,148
RB Series 2009A	5.00%		07/01/15		300,000	319,536
RB Series 2009A	5.00%		07/01/16		75,000	79,545
RB Series 2009A	5.13%		07/01/17		200,000	209,716
RB Series 2009A	5.25%		07/01/18		250,000	258,798
RB Series 2009A	5.50%		07/01/19		300,000	314,526
RB Series 2009A	6.00%		07/01/29		1,000,000	1,023,700
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	06/01/22	(a)	2,000,000	2,124,500
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/15		700,000	756,168
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/16		2,000,000	2,168,800
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/17		2,050,000	2,216,132
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2011	6.25%		06/01/36		2,000,000	2,019,220
William S. Hart UHSD
GO BAN 2009	5.00%		12/01/11		1,500,000	1,519,425
Woodland Finance Auth
Water RB Series 2011	3.85%		03/01/18		145,000	149,692
Water RB Series 2011	4.15%		03/01/19		180,000	186,385
Water RB Series 2011	4.45%		03/01/20		100,000	104,037
Water RB Series 2011	4.65%		03/01/21		115,000	120,315
Water RB Series 2011	6.00%		03/01/36		1,000,000	1,029,620

						325,843,475

PUERTO RICO 4.5%
Puerto Rico Electric Power Auth
Power RB Series AA	6.00%		07/01/11		2,000,000	2,007,840
Power RB Series NN	5.00%	07/01/13	07/01/32	(a)	925,000	1,013,966
Power Refunding RB Series DDD	5.00%		07/01/22		2,000,000	2,048,300
Power Refunding RB Series ZZ	5.25%		07/01/18		5,000,000	5,485,100
Puerto Rico Highway & Transportation Auth
Highway RB Series Y	6.00%		07/01/11		1,560,000	1,566,100
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%		08/01/37		2,750,000	2,790,865
Sales Tax RB First Sub Series 2010A	5.63%		08/01/30		1,900,000	1,913,243

						16,825,414

Total Fixed-Rate Obligations
(Cost $331,702,865)						342,668,889

Variable-Rate Obligations 6.4% of net assets

CALIFORNIA 6.4%
California
Economic Recovery Bonds Series 2004C2	0.11%	06/01/11	07/01/23	(a)	900,000	900,000
Economic Recovery Bonds Series 2004C3	0.11%	06/01/11	07/01/23	(a)	500,000	500,000
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	1.00%	06/02/11	10/01/15		4,610,000	4,642,039
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008F	0.10%	06/01/11	09/01/38	(a)	100,000	100,000
Refunding RB (J. Paul Getty Trust) Series 2007A4	0.09%	06/01/11	10/01/47		4,000,000	4,000,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996F	0.10%	06/01/11	11/01/26	(a)	5,200,000	5,200,000
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.63%	06/09/11	05/15/29	(c)(d)(e)	1,550,000	1,472,500

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.13%	06/01/11	09/02/29	(a)	1,400,000	1,400,000
M-S-R Public Power Agency
Sub Lien RB Series 2008M	0.45%	06/01/11	07/01/22	(a)	3,700,000	3,700,000
Riverside
Water RB Series 2008A	0.16%	06/02/11	10/01/35	(b)	250,000	250,000
Southern California Metropolitan Water District
Water RB Series 2001C1	0.10%	06/01/11	07/01/36	(b)	1,500,000	1,500,000

Total Variable-Rate Obligations
(Cost $23,710,000)						23,664,539

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $355,415,659 and the unrealized appreciation and depreciation were $11,330,295 and ($412,526), respectively, with a net unrealized appreciation of $10,917,769.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $1,472,500 or 0.4% of net assets.
(d)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the effective maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	Delayed-delivery security
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
(h)	Zero Coupon Bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 7

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$342,668,889	$—	$342,668,889
Variable-Rate Obligations
California	—	22,192,039	1,472,500	23,664,539

Total	$—	$364,860,928	$1,472,500	$366,333,428

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	in	out	2011

Variable-Rate Obligations	$1,470,562	$—	$—	$1,938	$—	$—	$—	$1,472,500

Total	$1,470,562	$—	$—	$1,938	$—	$—	$—	$1,472,500

REG46024MAY11 - 00

8

Schwab Investments
Schwab Tax-Free YieldPlus Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

		Cost	Value
Holdings by Category		($)	($)

54.3%	Fixed-Rate Obligations	9,791,175	9,802,527
42.4%	Variable-Rate Obligations	7,640,000	7,640,044

96.7%	Total Investments	17,431,175	17,442,571
3.3%	Other Assets and Liabilities, Net		589,206

100.0%	Net Assets		18,031,777

Issuer		Effective	Final	Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity	($)	($)

Fixed-Rate Obligations 54.3% of net assets

CALIFORNIA 16.3%
California
Economic Recovery Bonds Series 2008A	5.00%		07/01/11	100,000	100,358
Contra Costa Water District
Water Revenue Notes Series A	2.00%		10/01/11	100,000	100,593
Los Angeles
TRAN 2010	2.00%		06/30/11	175,000	175,221
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11	875,000	876,207
Los Angeles Dept of Water & Power
Water System RB Series 2001A	4.10%		07/01/11	100,000	100,288
Los Angeles USD
TRAN 2010-2011 Series A	2.00%		06/30/11	1,000,000	1,001,049
Orange Cnty Public Financing Auth
Lease Refunding RB Series 2005	5.00%		07/01/11	250,000	250,840
San Bernardino Cnty Transportation Auth
Sales Limited Tax Revenue Notes Series 2009A	4.00%		05/01/12	165,000	170,334
San Diego USD
TRAN 2010-2011 Series A	2.00%		06/30/11	100,000	100,131
Sweetwater UHSD
GO Bonds Series B	3.50%		08/01/11	75,000	75,221

					2,950,242

CONNECTICUT 1.4%
Connecticut
GO Bonds Series 2006A	4.00%		12/15/12	250,000	263,665

ILLINOIS 4.3%
Univ of Illinois
Auxiliary Facilities System RB Series 2005A	5.00%		04/01/12	750,000	774,022

LOUISIANA 3.0%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/11	550,000	551,623

 1

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

NEBRASKA 5.4%
Omaha
Sanitary Sewerage System Refunding RB Series 2010A	2.00%		12/01/11		960,000	967,632

NEW JERSEY 7.8%
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	2.50%		02/01/12		150,000	152,217
Montville Township
GO Refunding Bonds	3.75%		07/15/11		505,000	507,065
Ocean Cnty
General Improvement Bonds (Ocean Cnty College) Series 2010	2.00%		12/01/12		610,000	621,675
Princeton Township
General Improvement Refunding Bonds	4.00%		09/01/11		125,000	126,148

						1,407,105

NEW YORK 3.4%
New York State Thruway Auth
State Personal Income Tax RB Series 2010A	2.00%		03/15/12		600,000	608,304

PENNSYLVANIA 4.2%
Philadelphia SD
TRAN 2010-2011 Series A	2.50%		06/30/11		750,000	751,185

PUERTO RICO 2.8%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11	08/01/39	(a)	500,000	503,815

UTAH 4.7%
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2009A	2.75%		12/01/11		835,000	844,561

VIRGINIA 1.0%
Richmond
GO Bonds Series 2009A	2.00%		07/15/11		180,000	180,373

Total Fixed-Rate Obligations
(Cost $9,791,175)						9,802,527

Variable-Rate Obligations 42.4% of net assets

CALIFORNIA 16.8%
California Educational Facilities Auth
RB (Chapman Univ) Series 2000	0.13%	06/01/11	12/01/30	(a)	300,000	300,000
California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A4	0.09%	06/01/11	10/01/47		500,000	500,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989	0.09%	06/01/11	12/01/12		500,000	500,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.13%	06/01/11	09/02/29	(a)	500,000	500,000
Irvine Ranch Water District
Sewer Bonds (Improvement District No. 282) Series A	0.09%	06/01/11	11/15/13	(a)	200,000	200,000
Orange Cnty Housing Auth
Apt Development Refunding RB (Villa La Paz) Series 1998F	0.16%	06/02/11	08/15/28	(a)	630,000	630,000
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.10%	06/01/11	08/01/29	(b)	400,000	400,000

						3,030,000

2

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

ILLINOIS 2.7%
Chicago
GO Bonds Series 2002B3	0.14%	06/01/11	01/01/37	(a)	500,000	500,000

LOUISIANA 2.8%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	0.09%	06/01/11	08/01/35		500,000	500,000

MASSACHUSETTS 5.0%
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I	0.11%	06/02/11	11/01/28		500,000	500,000
RB (New England Medical Center Hospitals) Series G2	0.70%	07/01/11	07/01/18	(c)	400,000	400,044

						900,044

NEW YORK 6.4%
New York City
GO Bonds Fiscal 2006 Series I6	0.14%	06/01/11	04/01/36	(a)	250,000	250,000
GO Bonds Fiscal 2008 Series J4	0.14%	06/01/11	08/01/25	(b)	100,000	100,000
GO Bonds Fiscal 2008 Series L5	0.75%	06/01/11	04/01/35	(b)	300,000	300,000
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2007 Series CC1	0.12%	06/01/11	06/15/38	(b)	500,000	500,000

						1,150,000

OHIO 2.8%
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B4	0.10%	06/01/11	01/01/43		500,000	500,000

PENNSYLVANIA 3.1%
Somerset Cnty
Bonds Series 2007	0.30%	06/02/11	10/15/27	(a)(b)	560,000	560,000

WISCONSIN 2.8%
Wisconsin Health & Educational Facilities Auth
RB (Edgewood College)	0.13%	06/01/11	10/01/31	(a)	500,000	500,000

Total Variable-Rate Obligations
(Cost $7,640,000)						7,640,044

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $17,431,175 and the unrealized appreciation and depreciation were $12,191 and ($795), respectively, with a net unrealized appreciation of $11,396.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the effective maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
IDB —	Industrial development board
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district

 3

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$9,802,527	$—	$9,802,527
Variable-Rate Obligations(a)	—	7,640,044	—	7,640,044

Total	$—	$17,442,571	$—	$17,442,571

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	May 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2011

Variable-Rate Obligations	$7,611,600	$—	($10,033,400)	$10,033,400	($4,721,600)	$—	($2,890,000)	$—

Total	$7,611,600	$—	($10,033,400)	$10,033,400	($4,721,600)	$—	($2,890,000)	$—

REG46021MAY11 - 00

4

Schwab Investments
Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

		Cost	Value
Holdings by Category		($)	($)

49.8%	Fixed-Rate Obligations	23,734,936	23,804,838
47.4%	Variable-Rate Obligations	22,665,000	22,665,000

97.2%	Total Investments	46,399,936	46,469,838
2.8%	Other Assets and Liabilities, Net		1,335,251

100.0%	Net Assets		47,805,089

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

Fixed-Rate Obligations 49.8% of net assets

CALIFORNIA 44.9%
California
GO Bonds	5.00%		11/01/12		100,000	101,782
California Dept of Water Resources
Power Supply RB Series 2002A	5.25%	05/01/12	05/01/20	(a)	500,000	527,915
Power Supply RB Series 2002A	5.38%	05/01/12	05/01/22	(a)	250,000	264,242
Power Supply RB Series 2010L	2.00%		05/01/12		305,000	309,517
California Health Facilities Financing Auth
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.05%		12/01/11	(a)	100,000	101,177
RB (Sutter Health) Series 2008A	5.00%		08/15/12		1,325,000	1,382,995
California Infrastructure & Economic Development Bank
RB (J. Paul Getty Trust) Series 2003C	3.90%	12/01/11	04/01/33		250,000	254,607
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005G	5.25%		07/01/11		725,000	726,160
RB (Kaiser Permanente) Series 2002C	3.85%	06/01/12	11/01/29		250,000	258,070
RB (Proposition 1A Receivables) Series 2009	4.00%		06/15/13		1,000,000	1,049,880
Contra Costa Water District
Water Revenue Notes Series A	2.00%		10/01/11		1,000,000	1,005,930
Cupertino Union School District
GO Refunding Bonds Series 2011A	2.00%		08/01/11		180,000	180,481
Desert Sands USD
GO Bonds Series 2006	4.25%		06/01/11		200,000	200,000
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	06/01/38	(a)	75,000	82,382
Los Altos SD
GO Refunding Bonds 2006	0.00%		08/01/12	(c)	1,000,000	986,890
Los Angeles
GO Bonds Series 2004A	4.00%		09/01/11		100,000	100,918
Wastewater System Refunding RB Series 2005A	5.00%		06/01/12		430,000	449,612
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11		1,300,000	1,301,794
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2001B	5.25%		07/01/11		350,000	351,340
First Tier Sr Sales Tax Refunding RB Series 2009A	2.00%		07/01/11		145,000	145,189
Second Sr Sales Tax Refunding RB Series 2009D	5.00%		07/01/11		115,000	115,417
Los Angeles Dept of Water & Power
Water System RB Series 2006A1	3.50%		07/01/11		100,000	100,245

 1

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Los Angeles Harbor Dept
Refunding RB Series 2009C	5.00%		08/01/13		200,000	216,834
Los Angeles USD
COP Series 2010B2	3.00%		12/01/11		750,000	756,412
GO Bonds Series 2003F	4.50%		07/01/11		350,000	351,141
TRAN 2010-2011 Series A	2.00%		06/30/11		1,400,000	1,401,524
Orange Cnty Public Financing Auth
Lease Refunding RB Series 2005	5.00%		07/01/11		1,530,000	1,535,141
Orange Cnty Sanitation District
Refunding COP Series 2008A	4.00%		08/01/11		250,000	251,468
Riverside Cnty
Teeter Obligation Notes Series 2010C	2.00%		10/12/11		1,000,000	1,005,240
San Bernardino Cnty Transportation Auth
Sales Limited Tax Revenue Notes Series 2009A	4.00%		05/01/12		500,000	516,165
San Diego USD
GO Bonds Series 2005G	4.00%		07/01/11		500,000	501,445
San Francisco
GO Refunding Bonds Series 2006R1	5.00%		06/15/12		300,000	314,760
GO Refunding Bonds Series 2008R1	5.00%		06/15/11		200,000	200,322
San Francisco Airport Commission
Second Series Refunding RB Series 2011B	4.00%		05/01/12		500,000	515,420
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 1990	6.75%		07/01/11		1,500,000	1,507,545
San Francisco Public Utilities Commission
Water RB Series 2001A	5.00%		11/01/11		200,000	203,866
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%		07/15/11		450,000	451,665
Santa Clara USD
GO Refunding Bonds Series 2010	2.00%		07/01/11		250,000	250,298
GO Refunding Bonds Series 2010	2.00%		07/01/12		265,000	269,237
Santa Cruz Cnty
TRAN 2010-2011	2.00%		06/30/11		200,000	200,216
Southern California Metropolitan Water District
Water Refunding RB Series 2001A	5.25%		07/01/11		225,000	225,871
Southern California Public Power Auth
RB (Magnolia Power) Series 2006-1	4.50%		07/01/11		250,000	250,783
Upland
COP (San Antonio Community Hospital) Series 2011	3.00%		01/01/12		515,000	519,187

						21,441,083

PUERTO RICO 4.9%
Puerto Rico
Public Improvement GO Refunding Bonds Series 2002	5.50%		07/01/11		550,000	551,881
Puerto Rico Highway & Transportation Auth
Highway RB Series Y	6.00%		07/01/11		500,000	501,955
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11	08/01/39	(a)	1,300,000	1,309,919

						2,363,755

Total Fixed-Rate Obligations
(Cost $23,734,936)						23,804,838

Variable-Rate Obligations 47.4% of net assets

CALIFORNIA 47.4%
Bay Area Toll Auth
Toll Bridge RB Series 2006C2	0.12%	06/02/11	04/01/45	(a)	1,000,000	1,000,000
California
Economic Recovery Bonds Series 2004C4	0.10%	06/01/11	07/01/23	(a)	1,300,000	1,300,000
California Economic Development Financing Auth
Refunding RB (KQED) Series 1996	0.28%	06/01/11	04/01/20	(a)	830,000	830,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B	0.10%	06/02/11	10/01/36		1,500,000	1,500,000

2

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C	0.16%	06/01/11	06/01/41		1,000,000	1,000,000
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008A	0.10%	06/01/11	09/01/38	(a)	800,000	800,000
RB (J. Paul Getty Trust) Series 2003B	0.09%	06/01/11	04/01/33		500,000	500,000
RB (Orange Cnty Performing Arts Center) Series 2008A	0.14%	06/01/11	07/01/34	(a)	1,040,000	1,040,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989	0.09%	06/01/11	12/01/12		1,000,000	1,000,000
Pollution Control Refunding RB (PG&E) Series 1996F	0.10%	06/01/11	11/01/26	(a)	1,000,000	1,000,000
Chula Vista
Refunding RB (San Diego Gas & Electric) Series 2006A	0.19%	06/01/11	07/01/18		1,200,000	1,200,000
East Bay Municipal Utility District
Water System Refunding RB Series 2008A3	0.11%	06/01/11	06/01/38	(b)	1,095,000	1,095,000
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts) Series 1993A	0.19%	06/01/11	03/01/27	(a)	800,000	800,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.13%	06/01/11	09/02/29	(a)	500,000	500,000
Limited Obligation Improvement Bonds (Assessment District No. 05-21) Series A	0.13%	06/01/11	09/02/31	(a)	700,000	700,000
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000	0.11%	06/01/11	09/02/25	(a)	300,000	300,000
Limited Obligation Improvement Bonds (Northwest Irvine) Series 1997	0.13%	06/01/11	09/02/22	(a)	500,000	500,000
Irvine Ranch Water District
Consolidated GO Bonds Series 1993	0.13%	06/01/11	04/01/33	(a)	1,000,000	1,000,000
Long Beach
RB (Memorial Health Services) Series 1991	0.19%	06/01/11	10/01/16		800,000	800,000
M-S-R Public Power Agency
Sub Lien RB Series 2008M	0.45%	06/01/11	07/01/22	(a)	500,000	500,000
Orange Cnty Housing Auth
Apt Development Refunding RB (Villa La Paz) Series 1998F	0.16%	06/02/11	08/15/28	(a)	1,000,000	1,000,000
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.10%	06/01/11	08/01/29	(b)	700,000	700,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A	0.14%	06/01/11	11/01/34	(a)	700,000	700,000
San Pablo Redevelopment Agency
Sub Tax Allocation Bonds (Tenth Township Redevelopment) Series 2006	0.13%	06/01/11	12/01/32	(a)	945,000	945,000
Southern California Metropolitan Water District
Water RB Series 2001C1	0.10%	06/01/11	07/01/36	(b)	500,000	500,000
Univ of California
Medical Center Pooled RB Series 2007B2	0.11%	06/01/11	05/15/32	(b)	1,455,000	1,455,000

Total Variable-Rate Obligations
(Cost $22,665,000)						22,665,000

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $46,399,139 and the unrealized appreciation and depreciation were $72,494 and ($1,795), respectively, with a net unrealized appreciation of $70,699.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Zero Coupon Bond.

COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

 3

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$23,804,838	$—	$23,804,838
Variable-Rate Obligations(a)	—	22,665,000	—	22,665,000

Total	$—	$46,469,838	$—	$46,469,838

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46023MAY11 - 00

4

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 07/25/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 07/25/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 07/22/2011